UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2027

Date of reporting period:	8/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR 270.30e-1).

PGIM Floating Rate Income Fund
Class A:
FRFAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class A shares of the PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$49	0.96%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$2,153,646,879
Number of fund holdings	501
Portfolio turnover rate for the year	32%
MF211E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	0.8
AA	10.8
A	3.0
BBB	12.9
BB	23.5
B	39.8
CCC	2.4
Not Rated	6.1
Cash/Cash Equivalents	0.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information
by contacting us at (800) 225-1852 or
(973) 367-3529 from outside
the
U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	A
NASDAQ	FRFAX
CUSIP	74439V602
MF211E2A

PGIM Floating Rate Income Fund
Class C:
FRFCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class C shares of the PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$88	1.71%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$2,153,646,879
Number of fund holdings	501
Portfolio turnover rate for the year	32%
MF211E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	0.8
AA	10.8
A	3.0
BBB	12.9
BB	23.5
B	39.8
CCC	2.4
Not Rated	6.1
Cash/Cash Equivalents	0.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	C
NASDAQ	FRFCX
CUSIP	74439V701
MF211E2C

PGIM Floating Rate Income Fund
Class Z:
FRFZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class Z shares of the PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$37	0.71%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$2,153,646,879
Number of fund holdings	501
Portfolio turnover rate for the year	32%
MF211E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	0.8
AA	10.8
A	3.0
BBB	12.9
BB	23.5
B	39.8
CCC	2.4
Not Rated	6.1
Cash/Cash Equivalents	0.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	Z
NASDAQ	FRFZX
CUSIP	74439V800
MF211E2Z

PGIM Floating Rate Income Fund
Class R6:
PFRIX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$34	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$2,153,646,879
Number of fund holdings	501
Portfolio turnover rate for the year	32%
MF211E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	0.8
AA	10.8
A	3.0
BBB	12.9
BB	23.5
B	39.8
CCC	2.4
Not Rated	6.1
Cash/Cash Equivalents	0.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the
Fund’s
prospectus
,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	R6
NASDAQ	PFRIX
CUSIP	74439V883
MF211E2R6

PGIM Government Income Fund
Class A:
PGVAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class A shares of the PGIM Government Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$209,484,913
Number of fund holdings	364
Portfolio turnover rate for the year	93%
MF128E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	20.4
AA	75.1
Not Rated	3.2
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	A
NASDAQ	PGVAX
CUSIP	74439V107
MF128E2A

PGIM Government Income Fund
Class C:
PRICX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class C shares of the PGIM Government Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$109	2.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$209,484,913
Number of fund holdings	364
Portfolio turnover rate for the year	93%
MF128E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	20.4
AA	75.1
Not Rated	3.2
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	C
NASDAQ	PRICX
CUSIP	74439V305
MF128E2C

PGIM Government Income Fund
Class R:
JDRVX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R shares of the PGIM Government Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$62	1.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$209,484,913
Number of fund holdings	364
Portfolio turnover rate for the year	93%
MF128E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	20.4
AA	75.1
Not Rated	3.2
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R
NASDAQ	JDRVX
CUSIP	74439V503
MF128E2R

PGIM Government Income Fund
Class Z:
PGVZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class Z shares of the PGIM Government Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$24	0.48%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$209,484,913
Number of fund holdings	364
Portfolio turnover rate for the year	93%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	20.4
AA	75.1
Not Rated	3.2
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	Z
NASDAQ	PGVZX
CUSIP	74439V404
MF128E2Z

PGIM Government Income Fund
Class R6:
PGIQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2026
This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Government Income Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$23	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$209,484,913
Number of fund holdings	364
Portfolio turnover rate for the year	93%
MF128E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	20.4
AA	75.1
Not Rated	3.2
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R6
NASDAQ	PGIQX
CUSIP	74439V875
MF128E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	– 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2026

Table of Contents	Financial Statements and Other Information	August 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Floating Rate Income Fund	2
PGIM Government Income Fund	38
Notes to Financial Statements	59

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

CVR—Contingent Value Rights

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

UMBS—Uniform Mortgage-Backed Securities

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 11.1%

Collateralized Loan Obligations 11.1%
Anchorage Capital CLO Ltd.,
Series 2016-08A, Class BR3, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.460%(c)	10/27/38	6,000	$6,018,482
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.629(c)	01/20/38	10,000	10,048,239
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.429(c)	03/31/38	6,000	6,030,206
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.525(c)	04/24/34	20,000	20,036,666
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.450(c)	10/17/38	11,000	11,044,505
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.500(c)	07/17/37	9,650	9,660,420
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.479(c)	01/20/35	12,400	12,414,632
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.753(c)	10/15/37	8,125	8,145,291
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.353(c)	07/15/34	2,500	2,503,801
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.679(c)	10/20/37	9,275	9,298,162
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.038(c)	04/28/37	13,500	13,547,173
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.653(c)	04/15/35	12,500	12,519,998
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.649(c)	04/18/37	11,000	11,019,445
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.553(c)	07/15/37	8,100	8,100,000
Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.553(c)	10/31/37	7,600	7,624,852
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.529(c)	01/20/38	10,550	10,580,699
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class B1R, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.679(c)	03/20/38	20,000	20,079,548
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.503(c)	09/06/37	13,500	13,520,118
Signal Peak CLO Ltd. (Cayman Islands),
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.484(c)	01/21/38	9,185	9,218,033
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR 4,500	4,972,787
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.529(c)	01/20/38	12,150	12,188,271
Series 2022-02A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.579(c)	01/20/36	12,000	12,011,161
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	5.661(c)	10/17/32	8,650	8,658,495

				239,240,984

Other 0.0%
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	690	718,350

TOTAL ASSET-BACKED SECURITIES (cost $239,148,556)				239,959,334

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
Arena Finance Securities Designated Activity Co. (United Kingdom),
Series 2026-01A, Class E, 144A, SONIA + 5.950% (Cap N/A, Floor 0.000%)	9.703(c)	08/18/36	GBP 3,000	4,016,396

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.639%(c)	02/15/35	4,750	$4,749,962
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.080(c)	02/15/42	2,350	2,355,851
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41	14,830	15,363,343
SLG Office Trust,
Series 2021-OVA, Class F, 144A	2.851	07/15/41	4,720	3,919,767
Series 2026-OMA, Class E, 144A	7.188(cc)	04/15/41	10,250	10,231,160

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,536,611)				40,636,479

CORPORATE BONDS 12.2%

Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	362,179
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	1,550	1,572,988

				1,935,167

Banks 9.2%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series N	6.150(ff)	09/20/31(oo)	7,450	7,423,742
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85	28,000	28,799,307
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	1,425	1,441,750
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	10,085,638
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	10,295	10,326,959
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	15,435	15,610,848
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	5,685	5,759,794
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series AA	6.500(ff)	08/10/31(oo)	29,235	28,986,475
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.470(c)	10/01/26(oo)	23,015	23,063,415
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	6.350(ff)	11/24/84	15,175	14,492,418
Jr. Sub. Notes	6.500(ff)	11/24/85	13,150	12,694,314
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,715,650
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	8,415	8,368,775
Jr. Sub. Notes	7.250(ff)	07/31/84	16,005	16,444,222
Wells Fargo & Co.,
Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	13,000	12,882,770

				199,096,077

Commercial Services 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	399,356
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	3,850	3,961,055

				4,360,411

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 3

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.2%
American Express Co.,
Jr. Sub. Notes, Series E	6.450%(ff)	09/15/31(oo)	1,800	$1,812,748
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	2,275	2,245,439

				4,058,187

Electric 0.5%
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	5,375	5,401,684
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,240,204

				10,641,888

Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	4,200	3,960,945

Housewares 0.0%
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	2,138	290,642

Investment Companies 0.6%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.700	01/23/31	3,000	2,920,853
Ares Strategic Income Fund,
Sr. Unsec’d. Notes	5.550	04/15/31	3,000	2,896,942
Blackstone Secured Lending Fund,
Sr. Unsec’d. Notes	5.900	05/21/31	8,400	8,225,416

				14,043,211

Media 0.1%
CSC Holdings LLC,
Gtd. Notes, 144A(x)	3.375	02/15/31	200	104,019
Gtd. Notes, 144A(x)	4.125	12/01/30	200	105,693
Gtd. Notes, 144A(x)	5.375	02/01/28	475	257,425
Gtd. Notes, 144A(x)	5.500	04/15/27	200	115,761
Sr. Unsec’d. Notes, 144A(x)	4.625	12/01/30	700	150,942
Sr. Unsec’d. Notes, 144A(x)	5.000	11/15/31	2,157	461,644
Sr. Unsec’d. Notes, 144A(x)	5.750	01/15/30	200	42,353
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	400	369,485
Gtd. Notes	7.375	07/01/28(d)	350	344,720
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	170	136,215
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	200	207,797

				2,296,054

Oil & Gas 0.3%
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,682,722
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	564	555,401
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	677	666,481

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
New Generation Gas Gathering LLC, (cont’d.)
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073%(c)	09/30/29	564	$555,401
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	169	166,620

				5,626,625

Oil & Gas Services 0.1%
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	1,640	1,682,018

Pipelines 0.1%
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	3,250	3,291,041

Real Estate 0.0%
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	994,089

Real Estate Investment Trusts (REITs) 0.4%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	6,855,550
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,247,380

				8,102,930

Retail 0.1%
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31	1,320	1,211,866

Telecommunications 0.1%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	141	14
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	195	—
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC,
Sr. Sec’d. Notes, 144A	6.625	09/01/31	1,635	1,611,525

				1,611,539

TOTAL CORPORATE BONDS
(cost $264,851,047)				263,202,690

FLOATING RATE AND OTHER LOANS 67.8%

Advertising 0.3%
Summer BC Holdco B Sarl (Luxembourg),
Extended Facility B, 3 Month SOFR + 5.260%	8.992(c)	02/15/29	6,956	5,812,861

Aerospace & Defense 0.7%
PAC DAC LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	6.936(c)	10/28/30	4,526	4,527,653
Propulsion BC Finco Sarl (Spain),
Term Loan, 3 Month SOFR + 2.500%	6.232(c)	12/01/32	2,544	2,554,130
Senior PLC,
Term Loan	— (p)	08/31/33	2,622	2,622,162

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 5

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Aerospace & Defense (cont’d.)
Transdigm, Inc.,
Tranche M Term Loan, 1 Month SOFR + 2.500%	6.186%(c)	08/19/32	4,139	$4,151,791
Zeus US Bidco LLC,
Term Loan	— (p)	08/31/33	678	677,838

				14,533,574

Agriculture 0.4%
Alltech, Inc.,
Term B-2 Loan, 1 Month SOFR + 4.364%	8.051(c)	08/13/30	8,211	8,251,681

Airlines 0.6%
American Airlines, Inc.,
2026 Term Loan, 3 Month SOFR + 3.000%	6.764(c)	05/29/33	2,125	2,118,370
Repriced Term Loan, 3 Month SOFR + 2.250%	5.979(c)	04/20/28	2,869	2,867,997
Onesky Flight LLC,
Initial Term Loan, 1 Month SOFR + 2.750%	6.402(c)	02/17/33	4,767	4,775,630
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.475(c)	04/01/31	4,010	4,024,528

				13,786,525

Auto Parts & Equipment 1.6%
Adient US LLC,
Term B-2 Loan, 1 Month SOFR + 2.000%	5.686(c)	01/31/31	1,875	1,878,394
American Axle & Manufacturing, Inc.,
Tranche C Term Loan, 3 Month SOFR + 3.250%	6.905(c)	02/03/33	2,385	2,389,171
Clarios Global LP,
2026 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	01/28/32	11,341	11,368,857
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	12,087	2,176
Stonepeak Motion Finco LLC (United Kingdom),
Term B Loan	— (p)	07/31/33	4,100	4,114,801
Tenneco, Inc.,
Term A Loan, 2 Month SOFR + 4.850%	8.502(c)	11/17/28	7,861	7,849,456
Term B Loan, 3 Month SOFR + 5.100%	8.833(c)	11/17/28	6,623	6,620,163

				34,223,018

Banks 0.2%
Walker & Dunlop, Inc.,
Initial Term Loan, 1 Month SOFR + 2.000%^	5.688(c)	03/08/32	3,604	3,576,666

Beverages 0.4%
Brewco Borrower LLC,
Term Loan, 1 Month SOFR + 3.500%^	7.264(c)	09/30/30	1,260	189,017
Pegasus Bidco BV (Netherlands),
Term Loan, 3 Month SOFR + 2.500%	6.241(c)	07/12/32	8,826	8,841,038

				9,030,055

Biotechnology 0.1%
Grifols International Services Designated Activity Co.,
First Lien Dollar Tranche B Term Loan, 3 Month SOFR + 2.500%	6.187(c)	04/30/33	3,092	3,101,156

Building Materials 1.4%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.936(c)	07/08/30	4,739	4,074,232

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials (cont’d.)
Cornerstone Building Brands, Inc.,
New Term B Loan, 3 Month SOFR + 3.350%	7.014%(c)	04/12/28	3,171	$1,538,164
Term Loan, 3 Month SOFR + 5.625%	9.289(c)	08/01/28	4,731	2,223,420
Covia Holdings LLC,
2025 Refinancing Term Loan, 3 Month SOFR + 2.750%^	6.500(c)	02/26/32	5,198	5,203,997
EMRLD Borrower LP,
Initial Term B Loan, 1 Month SOFR + 2.250%	5.936(c)	05/31/30	2,128	2,133,464
HP PHRG Borrower LLC,
Closing Date Term Loan, 3 Month SOFR + 4.000%	7.732(c)	02/20/32	4,257	4,252,998
Janus International Group,
Term Loan, 1 Month SOFR + 2.000%	5.750(c)	08/05/30	1,735	1,727,418
OEP Glass Purchaser LLC,
Initial Term Loan, 3 Month SOFR + 4.000%	7.732(c)	03/07/33	5,777	5,766,072
Quikrete Holdings, Inc.,
(2029) Term B Loan, 1 Month SOFR + 2.250%	5.936(c)	03/19/29	2,814	2,819,899
Watlow Electric Manufacturing Co.,
2026 Replacement Term Loan, 3 Month SOFR + 2.750%	6.417(c)	06/17/33	882	886,664

				30,626,328

Chemicals 3.0%
A-AP Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 2.750%	6.573(c)	09/09/31	1,307	1,313,351
ARC Falcon I, Inc. (Canada),
Initial Term B Loan, 1 Month SOFR + 4.500%	8.206(c)	04/01/33	8,300	8,028,507
Basf Coatings, (USD) Term B Loan, 3 Month SOFR + 3.500%	7.244(c)	06/29/33	2,925	2,942,667
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B (USD), 3 Month SOFR + 4.512%	8.264(c)	09/30/28	3,728	3,487,855
Second Lien Facility B, 3 Month SOFR + 7.000%	3.852(c)	12/29/28	7,857	248,831
Geon Performance Solutions LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.244(c)	08/18/28	3,439	3,365,465
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.673(c)	06/28/28	5,384	5,175,071
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loan	12.000	01/03/29(d)	6,859	147,477
Paint Intermediate III LLC,
Paint Intermediate/Wesco Group Cov-Lite Term B Loan	— (p)	10/09/31	6,253	6,260,413
SCIH Salt Holdings, Inc.,
Term B Loan, 3 Month SOFR + 2.750%	6.499(c)	08/13/31	9,675	9,628,657
Starfruit Finco BV (Netherlands),
2026 Term B Loan, 3 Month SOFR + 3.500%	7.187(c)	07/08/31	8,425	8,453,503
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	9.417(c)	12/16/31	8,734	8,728,235
Tronox Finance LLC,
2024 Term B Loan, 3 Month SOFR + 2.500%	6.209(c)	09/30/31	4,455	3,471,782
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/27(d)	2,584	1,937,987
Term Loan, 3 Month SOFR + 8.000%^	13.905(c)	10/12/28(d)	4,758	95,151
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 8.000%^	14.002(c)	07/16/26(d)	2,614	1,960,702

				65,245,654

Commercial Services 7.5%
Accuris,
Term B Loan, 1 Month SOFR + 4.250%^	7.894(c)	08/31/31	7,550	7,521,687
Albion Financing 3 Sarl (United Kingdom),
2025-A Refinancing (USD) Term Loan, 3 Month SOFR + 3.000%	6.740(c)	05/21/31	5,826	5,847,555

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 7

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)
Allied Universal Holdco LLC,
Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.250%	6.936%(c)	08/20/32	11,362	$11,404,016
AMG Advanced Metallurgical Group NV,
Initial Term Loan, 1 Month SOFR + 3.250%	6.936(c)	07/22/33	7,326	7,335,369
Belfor Holdings, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	6.436(c)	11/01/30	4,873	4,885,302
Boluda Towage Luxembourg Sarl (Luxembourg),
Senior Facility B (USD), 3 Month SOFR + 2.500%	6.232(c)	06/30/33	5,541	5,565,382
BrightView Landscapes LLC,
Initial Term Loan, 3 Month SOFR + 2.000%	5.823(c)	06/17/33	2,900	2,891,532
Carrix, Inc.,
Delayed Draw Term Loan	1.000	07/31/33	792	791,176
Initial Term Loan, 3 Month SOFR + 2.000%	5.810(c)	07/27/33	7,125	7,120,582
Catawba Nation Gaming Authority,
Initial Term B Loan, 3 Month SOFR + 4.750%	8.573(c)	03/29/32	6,990	7,064,304
CCRR Parent, Inc.,
Initial First Lien Term Loan, 3 Month SOFR + 5.250%	9.017(c)	05/27/32	6,810	4,746,849
CHG Healthcare Services, Inc.,
Amendment No. 8 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.777(c)	09/29/31	2,270	2,267,667
Cimpress USA, Inc. (Ireland),
2026 Tranche B-1 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	06/03/33	1,717	1,720,165
Crisis Prevention Institute, Inc.,
2024 Term Loan, 3 Month SOFR + 4.000%	7.732(c)	04/09/31	5,732	5,656,646
DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	9.232(c)	01/31/31	1,299	1,039,618
EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.000%	6.686(c)	08/16/30	4,478	3,950,251
Grant Thornton Advisors LLC,
2025 Incremental Term Loan, 1 Month SOFR + 2.750%	6.436(c)	06/02/31	4,958	4,720,386
Jupiter Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 4.000%	7.732(c)	11/01/31	6,979	7,013,763
Kuehg Corp.,
Term Loan, 3 Month SOFR + 2.750%	6.482(c)	06/12/30	4,471	4,092,507
Mavis Tire Express Services Topco Corp.,
2025 First Lien Incremental Term Loan, 6 Month SOFR + 3.000%	6.669(c)	05/04/28	3,936	3,931,280
Mister Car Wash Holdings, Inc.,
Incremental First Lien Term B Loan, 1 Month SOFR + 3.000%	6.686(c)	03/27/31	1,850	1,860,989
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.573(c)	12/31/30	2,263	2,270,086
Second Out Term Loan, 3 Month SOFR + 4.862%	8.684(c)	12/31/30	6,473	5,849,874
Neon Maple Purchaser, Inc.,
Amendment No. 1 Tranche B-1 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	11/17/31	4,272	4,170,055
NorthAB LLC,
2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.232(c)	11/24/28	7,987	7,358,962
Omnia Partners LLC,
Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	6.417(c)	12/31/32	4,607	4,611,026
Parexel International, Inc.,
Term B Loan, 1 Month SOFR + 2.500%	6.186(c)	12/12/31	3,547	3,560,477
Pearls (Netherlands) Bidco BV,
(USD) Term B Loan, 3 Month SOFR + 3.250%	7.073(c)	02/26/29	1,733	1,583,998
PG Polaris Bidco Sarl (URSA Minor) (Luxembourg),
Amendment No. 2 Refinancing Term Loan, 3 Month SOFR + 2.250%	5.982(c)	03/26/31	3,425	3,423,082
Ryan LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.186(c)	11/05/32	7,225	7,252,377
Shift4 Payments LLC,
Amendment No. 3 Refinancing Term Loan, 3 Month SOFR + 2.000%	5.732(c)	07/03/32	3,700	3,701,554
TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	7.786(c)	11/02/27	4,582	4,265,995

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)
Tulip HoldCo DE LLC,
(USD) Term B Loan	— %(p)	08/31/33		4,434	$4,439,542
Verde Purchaser LLC,
Initial Term Loan, 3 Month SOFR + 4.000%	7.732(c)	11/29/30		2,526	2,519,855
VM Consolidated, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.000%	5.686(c)	10/01/32		1,500	1,447,125
VT Topco, Inc.,
Amendment No. 2 Term Loan, 1 Month SOFR + 3.000%	6.686(c)	08/09/30		4,647	4,586,047

					162,467,081

Computers 2.3%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.482(c)	06/30/32		8,027	8,000,460
Indy US Bidco LLC,
2025 Term Loan, 1 Month SOFR + 2.250%	5.935(c)	10/31/30		4,539	4,515,927
Liquid Tech Solutions HO,
2025 Term B Loan, 1 Month SOFR + 3.000%	6.642(c)	06/27/31		7,092	7,071,695
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.686(c)	03/01/29		8,301	7,836,725
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.668(c)	04/16/29		463	462,028
Ping Identity Corp.,
Initial Term Loan, 1 Month SOFR + 2.750%	6.389(c)	11/15/32		5,810	5,737,807
Quantum BV,
Term Loan^	— (p)	06/30/33		3,250	3,718,412
SonicWall US Holdings, Inc.,
Second Out Term 1 Loan, 3 Month SOFR + 5.000%	8.745(c)	04/26/30		362	128,334
Tempo Acquisition LLC,
Term B Loan, 1 Month SOFR + 1.750%	5.436(c)	08/31/28		2,225	1,832,354
VeriFone Systems, Inc.,
2025-1 Refinancing Term Loan, 3 Month SOFR + 5.762%	9.584(c)	08/18/28		10,430	10,000,016

					49,303,758

Consumer Services 0.8%
Constellation Automotive Group Ltd.,
Additional Facility B (EUR), 3 Month EURIBOR + 5.000%^	7.245(c)	04/03/31	EUR	6,078	7,070,792
Term Loan, 1 Month SONIA + 5.000%^	8.732(c)	04/03/31		629	853,161
Parfums De Marly,
Term Loan, 3 Month SOFR + 5.250%^	8.880(c)	09/01/28		4,665	4,665,000
University Support Services LLC (Grenada),
Initial Term Loan, 1 Month SOFR + 2.750%	6.436(c)	02/10/29		4,820	4,812,099

					17,401,052

Cosmetics/Personal Care 0.4%
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3, SONIA + 4.500%	8.232(c)	02/23/29	GBP	5,775	7,841,871

Distribution/Wholesale 1.2%
Adi Global Distribution Funding LLC,
Initial Term Loan, 1 Month SOFR + 2.750%	6.436(c)	07/01/33		1,025	1,026,281
Gloves Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%	7.409(c)	05/21/32		5,749	5,769,362
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.732(c)	06/20/31		7,366	7,363,739

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 9

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Distribution/Wholesale (cont’d.)
Quimper AB (Sweden),
2026 Term B Loan, 3 Month EURIBOR + 2.975%	5.292%(c)	03/31/30	EUR	4,500	$5,232,881
Windsor Holdings III LLC,
2025 Refinanced Term B Loan, 1 Month SOFR + 2.750%	6.436(c)	08/01/30		6,745	6,765,043

					26,157,306

Diversified Financial Services 1.6%
Azorra Soar TLB Finance Ltd. (Cayman Islands),
Initial Term Loan, 3 Month SOFR + 2.500%	6.164(c)	10/18/29		1,782	1,786,253
Citadel Securities LP,
2026 Term Loan, 3 Month SOFR + 2.000%	5.661(c)	06/10/33		5,825	5,835,019
Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.186(c)	09/15/31		6,851	6,766,560
Gategroup Finance SA (Luxembourg),
Senior Facility B2 (USD), 3 Month SOFR + 3.500%	7.225(c)	06/10/32		5,539	5,580,908
Hudson River Trading LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	6.159(c)	03/18/30		6,961	6,947,765
Jefferies Finance LLC,
Initial Term Loan 2024, 1 Month SOFR + 2.750%	6.402(c)	10/21/31		2,678	2,664,891
Jupiter Borrower, Inc.,
Initial Term Loan, 3 Month SOFR + 2.750%	6.482(c)	06/30/33		1,600	1,606,672
VFH Parent LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	6.186(c)	06/21/31		3,090	3,082,965

					34,271,033

Electric 1.0%
Discovery Energy Holding Corp.,
Term Loan, 3 Month SOFR + 3.000%	6.732(c)	05/01/31		3,513	3,522,971
Heritage Power LLC,
Term Loan, 3 Month SOFR + 7.000%	9.232(c)	07/20/28		2,936	2,870,361
Pathfinder Power, LLC,
Term B Loan	— (p)	07/31/33		8,240	8,234,891
Solebury Borrower I, LLC,
Term B Loan, 3 Month SOFR + 2.250%^	6.128(c)	08/04/33		6,275	6,259,313

					20,887,536

Electrical Components & Equipment 0.2%
Belden, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	5.936(c)	07/01/33		2,275	2,282,576
Energizer Holdings, Inc.,
2025 Term B Loan, 1 Month SOFR + 2.000%	5.659(c)	03/19/32		2,550	2,541,228

					4,823,804

Electronics 0.3%
Dwyer Instruments, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	6.275(c)	07/25/33		1,638	1,640,346
Lsf12 Crown Us Commercial Bidco, LLC,
2026-2 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.243(c)	12/02/31		2,822	2,834,251
Skyshield Us Bidco Ltd.,
Facility B (USD) Loan, 3 Month SOFR + 2.500%	6.370(c)	06/30/33		1,425	1,430,344

					5,904,941

Engineering & Construction 1.1%
Aegion Corp.,
Initial Term Loan, 3 Month SOFR + 2.750%	6.482(c)	04/25/33		7,025	6,988,002

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Engineering & Construction (cont’d.)
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.250%	5.936%(c)	07/01/31	5,068	$5,086,561
Construction Partners, Inc.,
Term Loan, 1 Month SOFR + 2.000%	5.686(c)	11/03/31	2,044	2,050,488
Michael Baker International LLC,
First Lien Term B Loan, 3 Month SOFR + 4.000%	7.823(c)	12/01/28	4,817	4,829,293
Red SPV LLC (United Kingdom),
Initial Term Loan, 1 Month SOFR + 2.250%	5.938(c)	03/15/32	2,416	2,402,470
Salas O’Brien, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%^	6.436(c)	01/31/33	1,834	1,838,513

				23,195,327

Entertainment 4.8%
Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	9.382(c)	02/10/27	6,297	4,637,627
Allwyn Entertainment Financing (US) LLC,
Term B Loan, 3 Month SOFR + 2.500%	6.323(c)	01/18/33	8,155	8,086,635
AMC Entertainment Holdings, Inc.,
Initial Exchange Term Loan, 1 Month SOFR + 6.000%	9.652(c)	01/04/29	8,191	8,212,944
Arrow International Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%	8.261(c)	08/11/33	4,800	4,797,024
Betclic Everest Group,
Additional Facility B (USD), 3 Month SOFR + 2.750%	6.482(c)	12/10/31	3,375	3,386,239
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	5.936(c)	02/06/31	813	781,706
Term B Loan, 1 Month SOFR + 2.250%	5.936(c)	02/06/30	3,415	3,330,665
Crown Finance US, Inc. (United Kingdom),
Term B Loan, 1 Month SOFR + 4.500%	8.147(c)	12/02/31	11,439	11,480,738
Discovery Global Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 2.500%	6.186(c)	06/03/33	10,543	10,563,829
Dk Crown Holdings Inc.,
Term B-2 Loan, 1 Month SOFR + 2.000%	5.667(c)	08/31/33	2,725	2,718,188
ECL Entertainment LLC,
2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.686(c)	08/30/30	1,905	1,910,497
J&J Ventures Gaming LLC,
2025 Term Loan, 1 Month SOFR + 3.500%	7.186(c)	04/26/30	7,925	7,835,844
Light and Wonder International, Inc.,
Term B-3 Loan, 1 Month SOFR + 2.000%	5.659(c)	04/16/29	5,000	5,000,000
Motion Finco LLC (United Kingdom),
Facility B3, 3 Month SOFR + 3.500%	7.232(c)	11/12/29	2,109	1,664,883
PCI Gaming Authority,
2024 Term B Loan, 1 Month SOFR + 2.000%	5.686(c)	07/18/31	5,600	5,598,936
Pioneer Opco, LLC,
Term B Loan, 1 Month SOFR + 3.250%	6.936(c)	05/16/33	7,850	7,906,442
RunItOneTime LLC,
Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.186(c)	10/15/26	1,171	1
New Money DIP Loan, 1 Month SOFR + 12.500%^	16.186(c)	10/15/26	409	366,047
Second Out Term Loan^	11.781	06/05/28(d)	7,574	8
Term Loan, 3 Month SOFR + 8.500%^	15.750(c)	06/03/28(d)	3,198	3
Six Flags Entertainment Corp.,
Initial Term B Loan, 1 Month SOFR + 2.000%	5.686(c)	05/01/31	4,200	4,167,618
Voyager Parent LLC,
2026 Refinancing Term B Loan, 3 Month SOFR + 4.250%	7.982(c)	07/01/32	10,449	10,471,065

				102,916,939

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 11

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control 1.7%
Action Environmental Group, Inc. (The),
2025 Term B Loan, 3 Month SOFR + 3.000%	6.732%(c)	10/24/30	2,874	$2,837,594
EnergySolutions LLC,
Term B Loan	— (p)	08/31/33	2,475	2,494,602
GFL Environmental Holdings US, Inc.,
Initial Term Loan	— (p)	08/31/33	4,070	4,085,262
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	6.156(c)	03/03/32	4,558	4,567,518
Heritage Environmental Services, Inc.,
Initial Term Loan, 3 Month SOFR + 3.000%^	6.823(c)	04/01/33	3,915	3,939,469
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 3 Month SOFR + 3.000%	6.733(c)	10/17/30	5,801	5,801,010
LRS Holdings LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	7.436(c)	08/05/33	2,475	2,473,466
MIP V Waste LLC,
Tranche B-3 Term Loan, 3 Month SOFR + 2.500%^	6.323(c)	08/20/32	2,418	2,423,818
Tidal Waste & Recycling Holdings LLC,
Term B Loan, 3 Month SOFR + 2.750%	6.482(c)	10/24/31	2,065	2,069,987
WIN Waste Innovations Holdings, Inc.,
Facility B3, 1 Month SOFR + 2.750%	6.436(c)	04/03/29	7,068	7,072,974

				37,765,700

Food Service 0.1%
Lyons Magnus LLC,
Term Loan, 3 Month SOFR + 5.000%^	8.757(c)	07/19/32	1,875	1,856,250

Foods 0.6%
Chefs’ Warehouse, Inc. (The),
Term B Loan	— (p)	10/31/33	1,325	1,332,460
Froneri International Ltd.,
Facility B4, 6 Month SOFR + 2.250%	6.204(c)	09/30/31	4,138	4,117,134
Nourish Buyer I, Inc.,
2026-2 Term B Loan, 3 Month SOFR + 3.500%	7.261(c)	07/09/32	6,369	6,400,883
Sycamore Buyer LLC,
2025-2 Refinanced Term B Loan, 1 Month SOFR + 2.000%	5.652(c)	05/21/32	1,909	1,899,795

				13,750,272

Forest Products & Paper 0.3%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.073(c)	11/04/31	5,954	5,959,794

Gas 0.1%
Subterra Energy Borrower LLC,
Initial Term Loan, 3 Month SOFR + 3.250%^	6.982(c)	06/30/33	2,975	2,975,000

Healthcare & Pharmaceuticals 0.2%
Loire Finco Luxembourg Sarl (Luxembourg),
Additional Facility USD, 1 Month SOFR + 4.000%	7.685(c)	01/21/30	4,168	4,181,991

Healthcare-Products 0.5%
Bausch & Lomb Corp.,
2025-2 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.436(c)	01/15/31	5,965	5,997,858

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Products (cont’d.)
Hologic, Inc.,
(USD) Initial Term B Loan, 3 Month SOFR + 2.250%	5.995%(c)	04/07/33	2,671	$2,632,190
QuidelOrtho Corp.,
Term B Loan, 1 Month SOFR + 4.000%	7.686(c)	08/20/32	2,547	2,465,101

				11,095,149

Healthcare-Services 3.4%
Charlotte Buyer, Inc.,
Third Refinancing Term Loan, 1 Month SOFR + 4.500%	8.145(c)	06/30/31	4,294	4,303,065
Confluent Health LLC,
Initial Term Loan, 1 Month SOFR + 4.000%	7.801(c)	11/30/28	3,296	2,968,184
Electron Bidco, Inc.,
2026 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	02/06/33	4,665	4,681,450
Envision Healthcare Operating, Inc.,
2026 Replacement Term Loan, 1 Month SOFR + 5.000%	8.639(c)	06/25/30	10,721	10,702,424
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.503(c)	05/16/31	8,094	7,741,954
Mamba Purchaser, Inc.,
Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.438(c)	10/14/31	1,925	1,925,809
Midwest Physician Administrative Services LLC,
2026 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.186(c)	03/12/31	4,925	4,832,785
Phoenix Guarantor, Inc.,
Tranche B-6 Term Loan, 1 Month SOFR + 2.000%	5.686(c)	02/21/31	6,155	6,161,248
Radnet Management, Inc.,
2026 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.764(c)	04/18/31	3,750	3,747,900
Select Medical Corp.,
Tranche B-2 Term Loan, 1 Month SOFR + 2.720%	6.406(c)	12/03/31	2,445	2,454,169
Tranche B-3 Term Loan, 1 Month SOFR + 3.000%^	6.686(c)	12/03/31	1,975	1,984,875
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	8.994(c)	06/28/28	2,356	2,299,034
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	10.494(c)	06/28/28	3,424	3,461,499
Tranche C Term Loan, 3 Month SOFR + 7.012%	10.744(c)	06/28/29	5,220	4,992,530
Upstream Newco, Inc.,
December 2025 Extended Modified Term Loan, 1 Month SOFR + 4.250%	8.241(c)	11/20/29	11,362	10,547,746

				72,804,672

Holding Companies-Diversified 0.5%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.343(c)	12/19/30	11,142	11,038,577

Home Furnishings 0.6%
AI Aqua Merger Sub Inc FKA Osmosis Buyer Ltd.,
Initial (USD)Term B Loan, 1 Month SOFR + 2.500%	6.206(c)	07/04/33	2,250	2,257,178
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.036(c)	06/29/28	11,031	10,571,517

				12,828,695

Housewares 0.3%
Hunter Douglas Holding BV (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	6.732(c)	01/17/32	5,541	5,546,387

Insurance 2.1%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.686(c)	11/06/30	6,738	5,704,984
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.936(c)	06/21/32	1,360	1,075,618

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 13

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)
Asurion LLC,
New B-04 Term Loan, 3 Month SOFR + 5.512%	9.334%(c)	01/20/29	3,007	$3,009,375
New B-14 Term Loan, 3 Month SOFR + 3.750%	7.573(c)	02/23/33	18,975	18,160,365
Broadstreet Partners, Inc.,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.186(c)	06/13/31	5,599	5,512,175
HIG Finance 2 Ltd. (United Kingdom),
2025-3 Refinancing Term Loan, 1 Month SOFR + 2.750%	6.436(c)	04/18/30	643	608,543
Lockton, Inc.,
Term B Loan, 3 Month SOFR + 2.000%^	5.823(c)	05/09/33	950	951,187
Sedgwick Claims Management Services, Inc.,
2024 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	07/31/31	10,871	10,866,951

				45,889,198

Internet 1.3%
Denali Intermediate Holdings, Inc.,
Revolver Loan, 3 Month SOFR + 5.500%^	9.188(c)	08/26/32	296	272,130
Term Loan, 1 Month SOFR + 5.500%^	9.188(c)	08/26/32	9,014	8,315,589
Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000	01/03/28	1,095	178,813
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	7.936(c)	05/03/28	10,069	9,946,513
2024 December New Term Loan, 1 Month SOFR + 4.250%	7.936(c)	12/31/31	4,182	3,886,634
Second Lien Term Loan, 1 Month SOFR + 6.250%	9.936(c)	02/23/29	4,575	4,494,937

				27,094,616

Investment Companies 0.5%
Acuren Delaware Holdco, Inc.,
Amendment No. 3 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	07/30/31	4,789	4,807,450
Emerald Holding, Inc.,
Delayed Term Loan	— (p)	06/30/33	373	374,172
Term Loan	— (p)	06/30/33	3,602	3,610,765
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, Cash coupon 6.250% and PIK 6.250%^	12.500	10/31/29	GBP 2,343	2,974,480

				11,766,867

Leisure Time 2.6%
Arcis Golf LLC,
Amendment No. 5 Term Loan, 3 Month SOFR + 2.500%	6.259(c)	08/05/33	5,846	5,851,869
Bulldog Purchaser, Inc.,
Term Loan, 1 Month SOFR + 3.250%	6.936(c)	02/04/33	5,124	5,135,626
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	7.786(c)	12/01/28	7,462	7,299,228
Gaia Purchaser, Inc.,
Term B Loan	— (p)	07/31/33	2,925	2,941,468
Hayward Industries, Inc.,
2021 Initial Term Loan, 1 Month SOFR + 2.000%	5.686(c)	06/23/33	1,016	1,018,848
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR 8,325	9,619,668
Invited, Inc.,
Closing Date Term B Loan, 1 Month SOFR + 5.250%^	8.936(c)	06/09/32	5,802	5,801,822
Latham Pool Products, Inc.,
Initial Term Loan, 1 Month SOFR + 4.000%	7.652(c)	08/31/33	4,950	4,948,465
LC Ahab US Bidco LLC,
Initial Term Loan, 3 Month SOFR + 2.500%	6.323(c)	05/01/31	3,991	3,974,323

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time (cont’d.)
Recess Holdings, Inc.,
Amendment No .5 Term Loan, 3 Month SOFR + 3.750%	7.560%(c)	02/20/30	5,790	$5,790,025
SGH2 LLC,
Initial Dollar Term Loan, 3 Month SOFR + 4.500%^	8.232(c)	08/18/32	2,913	2,912,875

				55,294,217

Lodging 0.3%
Fertitta Entertainment LLC,
Initial Term B Loan, 1 Month SOFR + 3.250%	6.936(c)	01/27/29	5,536	5,547,384

Machinery-Diversified 1.9%
Columbus McKinnon Corp.,
Term B Loan, 3 Month SOFR + 3.500%	7.232(c)	02/03/33	2,556	2,564,486
Engineered Machinery Holdings, Inc.,
2026 (USD) Refinancing Term Loan, 3 Month SOFR + 2.750%	6.491(c)	11/26/32	5,353	5,373,041
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan, 3 Month SOFR + 6.000%	9.733(c)	12/21/29	3,909	3,770,865
Initial Term Loan, 3 Month SOFR + 6.000%	9.810(c)	12/21/29	6,841	6,599,013
Hillenbrand, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	7.186(c)	02/10/33	4,678	4,671,833
Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month SOFR + 3.614%	7.301(c)	05/26/28	587	568,984
Merlin Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 4.000%	7.732(c)	04/15/33	625	628,750
Pro Mach Group, Inc.,
Amendment No. 8 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.186(c)	10/15/32	4,866	4,884,159
TK Elevator Midco GmbH (Germany),
(USD) Term B Loan, 6 Month SOFR + 2.750%	6.704(c)	04/30/30	9,207	9,250,118
Victory Buyer LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	6.686(c)	02/11/33	1,925	1,931,737

				40,242,986

Media 1.3%
Nexstar Media, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.500%	6.186(c)	06/28/32	4,010	4,009,019
Term B-7 Loan, 1 Month SOFR + 2.750%	6.436(c)	03/18/33	2,102	2,107,104
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.686(c)	06/26/29	500	499,375
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	7.686(c)	06/26/29	500	499,375
First Out Term Loan, 1 Month SOFR + 5.114%	8.801(c)	09/25/29	11,325	9,960,819
Sinclair Television Group, Inc.,
Term B-6 Loan, 3 Month SOFR + 3.562%	7.294(c)	12/31/29	277	254,215
Term B-7 Loan, 3 Month SOFR + 4.250%	7.982(c)	12/31/30	2,748	2,476,511
Sunrise HoldCo III BV,
Facility Aaa, 6 Month SOFR + 2.470%	6.341(c)	02/15/32	2,775	2,742,227
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.275%	6.967(c)	03/31/31	5,895	5,108,548

				27,657,193

Metal Fabricate/Hardware 0.6%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30	1,183	1,182,812
Hillman Group, Inc. (The),
Term Loan	5.659	07/22/33	2,125	2,124,405
Tega MC Australia Holdings Pty Ltd. (Australia),
Term B Loan, 3 Month SOFR + 3.500%	7.160(c)	06/01/33	4,110	4,128,002

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 15

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware (cont’d.)
Tiger Acquisition LLC,
Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.186%(c)	08/23/32	955	$958,157
Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 3 Month SOFR + 6.000%	9.734(c)	03/01/30	4,363	4,002,619

				12,395,995

Mining 0.1%
Arsenal AIC Parent LLC,
2025 Term B Loan, 1 Month SOFR + 2.750%	6.436(c)	08/18/30	3,029	3,038,518

Miscellaneous Manufacturing 0.2%
Plastipak Holdings, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.500%	6.186(c)	09/24/32	3,896	3,902,613

Oil & Gas 0.2%
Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	7.392(c)	07/09/31	4,721	4,743,676

Oil & Gas Services 0.2%
Deep Blue Operating I LLC,
Initial Term Loan, 3 Month SOFR + 2.250%^	5.902(c)	10/01/32	3,466	3,474,978

Packaging & Containers 1.7%
Closure Systems International Group,
Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.686(c)	03/22/29	3,659	3,667,481
Clydesdale Acquisition Holdings, Inc.,
2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	6.936(c)	04/01/32	4,541	4,472,354
Term B Loan, 1 Month SOFR + 3.175%	6.861(c)	04/13/29	2,927	2,921,114
Graham Packaging Co., Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	5.936(c)	01/26/33	2,020	2,024,502
Owens-Brockway Glass Container, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	6.686(c)	09/30/32	3,608	3,580,444
Pregis Topco LLC,
Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.436(c)	02/01/29	2,058	2,069,907
ProAmpac PG Borrower LLC,
Initial First Lien (USD) Term Loan, 3 Month SOFR + 4.000%	7.793(c)	03/07/33	3,125	3,112,719
Secure Acquisition, Inc.,
Closing Date Term Loan, 1 Month SOFR + 3.750%	7.436(c)	12/15/28	5,382	5,386,819
Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	7.186(c)	04/21/31	3,058	3,067,221
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.482(c)	09/15/28	6,313	6,172,982

				36,475,543

Pharmaceuticals 1.5%
Amneal Pharmaceuticals LLC,
Amendment No. 3 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	08/02/32	7,714	7,739,937
Dechra Pharmaceuticals Holdings Ltd.,
Facility B3, 6 Month SOFR + 2.750%	6.697(c)	01/27/32	3,392	3,396,587
Gainwell Acquisition Corp,
2026 Refinancing Term Loan, 3 Month SOFR + 4.500%	8.223(c)	08/19/31	11,139	11,184,421
Golden State Buyer, Inc.,
Term Loan, 1 Month SOFR + 5.250%^	8.956(c)	03/31/31	3,985	3,959,502
Upstream Newco, Inc.,
Tranche E Term Loan, 3 Month SOFR + 3.000%	6.732(c)	09/29/32	5,672	5,702,993

				31,983,440

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Pipelines 0.9%
AL GCX Holdings LLC,
Incremental Term Loan	— %(p)	12/19/32	1,825	$1,821,350
FR BR Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.250%^	7.982(c)	10/31/30	3,760	3,779,002
GIP Pilot Acquisition Partners LP,
Amendment No. 3 Refinancing Term Loan, 3 Month SOFR + 2.000%	5.723(c)	05/19/33	489	490,089
NGL Energy Operating LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	7.139(c)	03/11/33	1,143	1,148,635
Rockpoint Gas Storage Partners LP (Canada),
Amendment No. 3 Refinancing Term Loan, 3 Month SOFR + 2.250%	5.982(c)	09/18/31	5,223	5,226,153
Traverse Midstream Partners LLC,
Traverse Midstream Term B Loan, 3 Month SOFR + 2.250%	5.991(c)	07/14/33	3,925	3,923,038
Venture Global Calcasieu Pass LLC,
Initial Term Loan, 6 Month SOFR + 3.250%	6.954(c)	04/11/33	3,495	3,516,354

				19,904,621

Private Equity 0.1%
Aci Rover Parent, LLC,
Initial Loan, 3 Month SOFR + 2.250%	5.982(c)	06/09/33	3,250	3,245,938

Real Estate 0.5%
Cushman & Wakefield US Borrower LLC,
2026-1 Term Loan, 1 Month SOFR + 2.250%	5.936(c)	06/13/33	1,437	1,437,000
Domain Greenbough Partner 2 LLC,
Term Loan^	— (p)	01/23/32	5,417	5,389,083
Greystar Real Estate Partners, LLC,
Term B-4 Loan, 3 Month SOFR + 2.250%^	5.917(c)	08/21/30	3,175	3,179,309

				10,005,392

Real Estate Investment Trusts (REITs) 2.1%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.500%^	6.186(c)	05/09/29	5,763	5,748,293
Term B-8 Loan, 1 Month SOFR + 2.500%	6.186(c)	12/19/32	5,674	5,631,686
Brookfield Property REIT, Inc.,
2026 Replacement Term Loan, 1 Month SOFR + 3.000%	6.686(c)	05/28/30	24,341	24,333,735
Starwood Property Mortgage LLC,
Incremental Term B-2 Repricing Term Loan, 1 Month SOFR + 2.000%	5.686(c)	09/24/32	8,122	8,109,755
TPG RE Finance Trust, Inc.,
Term Loan, 1 Month SOFR + 2.750%	6.436(c)	05/16/33	1,425	1,428,563

				45,252,032

Retail 2.9%
Carvana Co.,
Term B Loan, 1 Month SOFR + 2.250%	5.936(c)	08/15/33	11,150	11,084,995
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.063(c)	11/01/31	3,610	2,791,724
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.063(c)	06/29/29	2,880	2,360,666
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	6.936(c)	01/23/32	8,904	8,938,878
LBM Acquisition LLC,
Amendment No. 4 Incremental Term loan, 1 Month SOFR + 5.000%	8.688(c)	06/06/31	3,154	2,618,131
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.538(c)	06/06/31	3,021	2,332,443
Peer Holding III BV (Netherlands),
Term B-5 Loan, 3 Month SOFR + 2.500%	6.232(c)	07/01/31	5,885	5,905,974
PrimeSource/Park River Holdings,
2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.225(c)	03/17/31	5,294	5,306,166

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 17

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)
Qxo Building Products, Inc.,
Term B Loan, 1 Month SOFR + 2.000%	5.686%(c)	07/01/33	4,000	$3,994,600
Raising Canes Restaurants LLC,
Amendment No. 2 New Term Loan, 1 Month SOFR + 2.000%	5.651(c)	06/06/33	5,500	5,458,750
Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%	7.051(c)	07/28/28	2,251	2,234,958
Whatabrands LLC,
Initial Term B Loan, 1 Month SOFR + 2.750%	6.392(c)	08/13/33	8,375	8,394,011
White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.936(c)	10/19/29	1,969	1,968,319

				63,389,615

Semiconductors 0.3%
Altar Bidco, Inc.,
Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	9.108(c)	02/01/30	6,729	6,560,678

Software 5.3%
AthenaHealth Group, Inc.,
Amendment No. 4 Term Loan, 1 Month SOFR + 3.250%	6.936(c)	02/17/32	13,132	13,118,026
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 2.750%	6.514(c)	07/30/31	5,487	5,193,080
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	6.436(c)	01/31/31	3,138	2,923,568
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	9.786(c)	10/08/29	3,320	2,340,600
Term Loan, 1 Month SOFR + 3.850%	7.536(c)	10/08/28	5,193	4,745,878
Coreweave Compute Acquisition Co IV LLC,
Additional Delayed Draw Term Loan, 1 Month SOFR + 4.500%	8.150(c)	11/15/31	2,764	2,786,341
Coreweave Financing V LLC,
Delayed Draw Term Loan, 1 Month SOFR + 5.500%	5.076(c)	09/01/31	4,845	4,857,501
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.456(c)	05/01/31	2,262	2,157,674
Databank Oracle,
Term Loan, 1 Month SOFR + 3.000%^	6.686(c)	03/06/29	5,818	5,771,930
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 2.250%	5.936(c)	10/30/30	7,230	7,220,963
Genesys Cloud Services Holdings II LLC,
2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.186(c)	01/30/32	9,893	9,647,692
Inmar, Inc.,
2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.277(c)	10/30/31	7,917	7,079,580
Lambda, Inc.,
Term Loan	— (p)	12/31/30	2,482	2,493,641
Oak-Eagle Acquireco, Inc.,
Tranche A-1 Term Loan, 1 Month SOFR + 2.500%^	2.500(c)	03/23/29	4,200	4,200,000
Tranche B-1 Term Loan, 3 Month SOFR + 3.500%	7.251(c)	08/04/33	6,775	6,837,330
Relativity Intermediate Holdco LLC,
Term Loan, 1 Month SOFR + 2.500%	6.186(c)	01/30/33	1,475	1,469,469
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.051(c)	07/14/28	2,915	1,419,785
UKG, Inc.,
Term B Loan, 3 Month SOFR + 2.250%	6.073(c)	02/10/31	7,630	7,412,476
Veeam Software/VS Buyer,
2025 Repriced First Lien Term B Loan, 3 Month SOFR + 2.250%	6.073(c)	04/14/31	5,746	5,631,019
Waystar Technologies, Inc.,
Initial Term B Loan, 1 Month SOFR + 2.000%^	5.686(c)	10/22/29	5,000	5,012,500

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.186%(c)	12/21/29	4,989	$4,542,731
Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 1 Month SOFR + 2.750%	6.436(c)	09/28/29	6,939	6,879,031

				113,740,815

Telecommunications 2.4%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.186(c)	09/27/29	953	958,013
Connect Holdings 2 LLC,
Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.936(c)	04/03/31	2,542	2,167,055
Crown Subsea Communications Holding, Inc.,
2026 Term Loan, 1 Month SOFR + 3.000%	6.686(c)	01/30/31	5,646	5,676,199
Level 3 Financing, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.750%	6.436(c)	03/29/32	8,800	8,829,832
NTI Buyer LLC,
Initial Term Loan, 3 Month SOFR + 4.250%^	8.061(c)	07/01/33	4,850	4,777,250
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	9.508(c)	08/01/29	1,909	1,493,487
QTS Thunder Managing LLC,
Term Loan, 3 Month SOFR + 2.250%	6.025(c)	07/22/33	9,525	9,461,468
Qualitytech LP,
Term Loan, 1 Month SOFR + 3.500%^	7.151(c)	10/30/31	8,706	8,596,973
Vantor Holdings, Inc.,
Initial Term Loan, 6 Month SOFR + 4.500%	7.993(c)	03/03/33	3,965	3,981,534
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%^	9.013(c)	08/04/27	667	667,459
Initial Term Loan, 3 Month SOFR + 5.262%	9.084(c)	10/24/29	829	768,084
Second Out Term Loan, 3 Month SOFR + 1.762%	6.000(c)	10/24/31	2,746	1,876,623
Zayo Group Holdings, Inc.,
Dollar Term Loan, 1 Month SOFR + 3.614%	7.301(c)	03/11/30	2,198	2,199,719

				51,453,696

Transportation 0.6%
First Student Bidco, Inc.,
Term B Loan, 3 Month SOFR + 2.250%	5.982(c)	08/15/30	3,834	3,833,764
GB AID Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 4.250%	8.073(c)	04/29/33	2,625	2,628,334
ICAT Logistics,
Incremental Term Loan, 1 Month SOFR + 6.250%^	9.900(c)	03/01/29	1,255	1,230,270
Term Loan, 3 Month SOFR + 6.250%^	9.933(c)	03/01/29	335	328,409
Term Loan, 3 Month SOFR + 6.250%^	2.276(c)	03/01/29	26	25,261
Rand Parent LLC,
Term Loan	— (p)	03/18/30	1,650	1,655,362
Savage Enterprises LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 2.000%	5.642(c)	08/05/32	3,406	3,415,746

				13,117,146

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,510,358,343)				1,459,337,810

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.8%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.143(c)	05/25/33	4,018	4,040,188
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.995(c)	03/29/27	7,313	7,352,889

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 19

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745%(c)	09/27/28	6,467	$6,541,379

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,797,187)				17,934,456

U.S. TREASURY OBLIGATIONS(k) 0.8%
U.S. Treasury Bonds(h)	4.625	11/15/44	9,405	8,748,119
U.S. Treasury Notes	3.500	09/30/26	4,050	4,048,576
U.S. Treasury Notes	4.125	01/31/27	425	425,216
U.S. Treasury Notes	4.250	11/30/26	600	600,516
U.S. Treasury Notes	4.250	12/31/26	2,600	2,602,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,301,137)				16,425,068

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 0.1%
Fixed Income
PGIM Active High Yield Bond ETF			75,000	2,594,249
PGIM Floating Rate Income ETF			1,597	79,378

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $2,678,231)(wa)				2,673,627

COMMON STOCKS 1.2%

Chemicals 0.0%
Venator Materials PLC*^(x)			10,549	1

Food Products 0.0%
TopCo Units Equity*^			27,892	3

Gas Utilities 0.1%
Ferrellgas Partners LP*			102,265	2,261,079

Health Care Providers & Services 0.3%
Accelerated Health Systems LLC*			71,567	2,862,680
Sound Physicians Holdings LLC (Class A Stock)*^(x)			10,144,042	4,067,761
Sound Physicians Holdings LLC (Class A2 Stock)*^(x)			454,115	454,115

				7,384,556

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)			244,231	52,998

IT Services 0.0%
ConvergeOne Holdings, Inc.*			200,211	26,027

Oil, Gas & Consumable Fuels 0.8%
Expand Energy Corp.			22,789	2,236,968
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)			8,021	617,617
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)			182,367	14,042,259
Heritage Power LLC, Litigation Trust Interests*^(x)			209,883	104,942

				17,001,786

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Software 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	$ 580
Mitel Networks International Ltd. (Canada)*^	125,642	1,256

		1,836

Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	172,298	124,365
Xplore, Inc. (Canada), CVR*^(x)	11,734	1

		124,366

TOTAL COMMON STOCKS (cost $18,243,234)		26,852,652

PREFERRED STOCKS 1.6%

Banks 0.6%
Bank of America Corp., 4.125%, Maturing 09/30/26	153,440	2,467,315
Bank of America Corp., 4.250%, Maturing 11/17/26	243,736	3,965,585
Bank of America Corp., 4.375%, Maturing 09/30/26	87,934	1,464,101
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31	47,530	1,150,226
JPMorgan Chase & Co., 4.200%, Maturing 12/01/26	7,318	122,723
JPMorgan Chase & Co., 4.625%, Maturing 12/01/26	235,371	4,283,752

		13,453,702

Capital Markets 0.6%
Eagle Point Credit Co., 7.750%, Maturing 06/30/30	126,346	3,230,667
OFS Capital Corp., 7.500%, Maturing 07/31/28	56,000	1,408,400
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29(a)	36,949	933,332
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	100,875	2,538,015
Saratoga Investment Corp., 7.500%, Maturing 02/06/31	77,960	1,920,934
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29(a)	97,015	2,432,166

		12,463,514

Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	488	530,700

Trading Companies & Distributors 0.4%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	883	7,055,187

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	13,941	494,208

TOTAL PREFERRED STOCKS (cost $36,296,266)		33,997,311

TOTAL LONG-TERM INVESTMENTS (cost $2,147,210,612)		2,101,019,427

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 21

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	128,215,924	$128,215,924
PGIM Institutional Money Market Fund (7-day effective yield 3.874%)
(cost $6,625,082; includes $6,596,074 of cash collateral for securities on loan)(b)(wa)	6,630,603	6,625,299

TOTAL SHORT-TERM INVESTMENTS (cost $134,841,006)		134,841,223

TOTAL INVESTMENTS 103.8% (cost $2,282,051,618)		2,235,860,650
Liabilities in excess of other assets(z) (3.8)%		(82,213,771)

NET ASSETS 100.0%		$2,153,646,879

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $154,168,028 and 7.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,457,842; cash collateral of $6,596,074 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon IV Newco LLC, Sr. Unsec’d. Notes, 0.000%(cc), 09/30/31^	07/14/26	$ 6,402,500	$6,402,500	0.3%
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	06/07/24	121,500	104,019	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	105,693	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	357,438	257,425	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	06/03/24	156,250	115,761	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	12/07/22-06/13/23	367,000	150,942	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.000%, 11/15/31	09/28/21-01/11/22	2,057,903	461,644	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	06/09/23	97,000	42,353	0.0
Diamond Sports Group LLC*	01/02/25	639,450	52,998	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	14	14	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	20	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	23,280	494,208	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	617,617	0.1
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	1,888,644	14,042,259	0.7
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	104,942	104,942	0.0
Sound Physicians Holdings LLC(Class A Stock)*^	05/31/24-06/28/24	1,014	4,067,761	0.2
Sound Physicians Holdings LLC(Class A2 Stock)*^	05/31/24	449,574	454,115	0.0
Stonepeak Falcon Holdings, Inc. (Canada)(Class A Stock)*	10/24/24	559,164	124,365	0.0

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Venator Materials PLC*^	05/15/23-10/19/23	$7,130,913	$1	0.0%
Xplore, Inc. (Canada), CVR*^	10/24/24	—	1	0.0

Total		$20,484,106	$27,598,618	1.3%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2026:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aethon IV Newco LLC, 0.000%(cc), Maturity Date 09/30/31 (cost $6,402,500)^(x)	6,500	$6,402,500	$—	$—

Unfunded loan commitments outstanding at August 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aegion Corp., Delayed Draw Term Loan, 1.375%, Maturity Date 04/25/33 (cost $498,433)	500	$497,003	$—	$(1,430)
Carrix, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/31/33 (cost $633,333)	633	632,940	—	(393)
Coreweave Compute Acquisition Co IV LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 11/15/31 (cost $3,615,319)	3,611	3,640,487	25,168	—
Coreweave Financing V LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 09/01/31 (cost $5,607,818)	5,780	5,794,064	186,246	—
Databank Oracle, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/29 (cost $338,455)^	342	339,160	705	—
Denali Intermediate Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 08/26/32 (cost $595,641)^	610	561,343	—	(34,298)
Domain Greenbough Issuer 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $2,083,422)^	2,083	2,072,847	—	(10,575)
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,800,000	—	—
Dwyer Instruments, Inc., Delayed Draw Term Loan, —%(p), Maturity Date 07/25/33 (cost $111,424)	112	111,842	418	—
ICAT Logistics, Delayed Draw Term Loan, 0.500%, Maturity Date 03/01/29 (cost $75,374)^	77	75,330	—	(44)
ICAT Logistics, Delayed Draw Term Loan, 1.000%, Maturity Date 03/01/29 (cost $151,661)^	155	151,574	—	(87)
Invited, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $391,453)^	393	393,344	1,891	—
Invited, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $584,343)^	590	590,016	5,673	—
Lyons Magnus LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 07/19/32 (cost $265,210)^	268	265,179	—	(31)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $1,000,000)	1,000	998,750	—	(1,250)
Salas O’Brien, Inc., Delayed Draw Term Loan, 0.000%, Maturity Date 01/31/33 (cost $140,751)^	141	141,424	673	—
Watlow Electric Manufacturing Company, Delayed Draw Term Loan, —%(p), Maturity Date 06/30/33 (cost $92,338)	93	93,007	669	—

		$18,158,310	$221,443	$(48,108)

Futures contracts outstanding at August 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2026	$1,540,438	$(1,619)
Short Positions:
182	2 Year U.S. Treasury Notes	Dec. 2026	37,352,656	77,801
1	5 Year Euro-Bobl	Sep. 2026	131,604	1,950
20	5 Year Euro-Bobl	Dec. 2026	2,639,274	6,102
1,543	5 Year U.S. Treasury Notes	Dec. 2026	163,099,930	698,684
291	10 Year U.S. Treasury Notes	Dec. 2026	31,327,969	149,697
81	20 Year U.S. Treasury Bonds	Dec. 2026	8,798,625	(13,370)

				920,864

				$919,245

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 23

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Forward foreign currency exchange contracts outstanding at August 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/26	BNP	GBP	11,146	$15,200,890	$15,102,980	$—	$(97,910)
Euro,
Expiring 09/02/26	BNY	EUR	26,064	30,427,664	30,277,599	—	(150,065)
Expiring 09/02/26	SSB	EUR	3,769	4,300,129	4,378,623	78,494	—

				$49,928,683	$49,759,202	78,494	(247,975)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/26	BNY	GBP	629	$844,974	$851,775	$—	$(6,801)
Expiring 09/02/26	GSI	GBP	10,518	14,006,625	14,251,205	—	(244,580)
Expiring 10/02/26	BNP	GBP	11,146	15,200,837	15,103,574	97,263	—
Euro,
Expiring 09/02/26	BNY	EUR	26,256	29,928,936	30,500,448	—	(571,512)
Expiring 09/02/26	SSB	EUR	3,577	4,127,201	4,155,775	—	(28,574)
Expiring 10/02/26	BNY	EUR	26,064	30,462,825	30,312,875	149,950	—
Expiring 10/02/26	MSI	EUR	3,201	3,713,828	3,723,040	—	(9,212)

				$98,285,226	$98,898,692	247,213	(860,679)

						$325,707	$(1,108,654)

Credit default swap agreements outstanding at August 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.46.V3	06/20/31	5.000	%(Q)	20,658	3.009%	$1,624,342	$1,839,719	$215,377
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	236,075	0.503%	3,340,442	5,514,246	2,173,804

						$4,964,784	$7,353,965	$2,389,181

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	09/21/26	158,100	$2,073,200	$—	$2,073,200
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BARC	12/21/26	72,000	(212,813)	—	(212,813)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	12/21/26	91,175	1,438,267	—	1,438,267

					$3,298,654	$—	$3,298,654

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreement	$—	$—	$3,511,467	$(212,813)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$9,844,498

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$239,240,984	$—
Other	—	718,350	—
Commercial Mortgage-Backed Securities	—	40,636,479	—
Corporate Bonds	—	261,258,787	1,943,903
Floating Rate and Other Loans	—	1,312,731,159	146,606,651
Residential Mortgage-Backed Securities	—	17,934,456	—
U.S. Treasury Obligations	—	16,425,068	—
Affiliated Exchange-Traded Funds
Fixed Income	2,673,627	—	—
Common Stocks	4,498,047	17,725,946	4,628,659
Preferred Stocks	25,917,216	7,055,187	1,024,908

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 25

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

	Level 1	Level 2	Level 3
Investments in securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$134,841,223	$—	$—

Total	$167,930,113	$1,913,726,416	$154,204,121

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	212,501	8,942
Futures Contracts	934,234	—	—
OTC Forward Foreign Currency Exchange Contracts	—	325,707	—
Centrally Cleared Credit Default Swap Agreements	—	2,389,181	—
OTC Total Return Swap Agreements	—	3,511,467	—

Total	$934,234	$6,438,856	$8,942

Liabilities
Unfunded Loan Commitments	$—	$(3,073)	$(45,035)
Futures Contracts	(14,989)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,108,654)	—
OTC Total Return Swap Agreement	—	(212,813)	—

Total	$(14,989)	$(1,324,540)	$(45,035)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 02/28/26	$1,956,688	$111,544,853	$3,898,997	$758,680
Realized gain (loss)	1,994	73,662	—	13,750
Change in unrealized appreciation (depreciation)	(3,451)	(4,658,028)	729,662	306,788
Purchase/Exchange/Issuances	—	91,485,973	—	—
Sales/Paydowns	(14,849)	(46,811,680)	—	(54,310)
Accrued discount/premium	3,521	149,733	—	—
Transfer into Level 3*	—	31,382,999	—	—
Transfer out of Level 3*	—	(36,560,861)	—	—

Balance as of 08/31/26	$1,943,903	$146,606,651	$4,628,659	$1,024,908

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(3,451)	$(4,736,824)	$729,662	$306,788

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment
Balance as of 02/28/26	$—	$12,661	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(48,754)	—
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 08/31/26	$—	$(36,093)	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end .	$—	$(46,205)	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	1,943,903	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	13,695,883	Income/Discounted Cash Flow	Discount Margin	3.33% - 9.73%	Decrease
Floating Rate and Other Loans	23,633,253	Income/Discounted Cash Flow	Discount Rate	8.58% - 14.75%	Decrease
Floating Rate and Other Loans	2,974,480	Market/Comparable Bond	Adjusted Yield	14.22%	Decrease
Floating Rate and Other Loans	3,993,852	Market/Recovery Value	Recovery Rate	0.00% - 75.00%	Increase
Floating Rate and Other Loans	13,326,471	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Common Stocks	4,521,876	Market/Enterprise Value	EBITDA Multiple	8.0x	Increase
Common Stocks	105,527	Market/Recovery Value	Recovery Rate	0.00% - 0.50%	Increase
Preferred Stocks	530,700	Market/Discounted Redemption Value	Liquidity Discount to Redemption Premium	48.00%	Decrease
Preferred Stocks	494,208	Market/Net Present Value	Discount Rate	15.00%	Decrease
Unfunded Corporate Bond Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	705	Income/Discounted Cash Flow	Discount Margin	3.33%	Decrease
Unfunded Loan Commitments	(10,575)	Income/Discounted Cash Flow	Discount Rate	14.75%	Decrease
Unfunded Loan Commitments	7,402	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$65,217,685

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2026, the aggregate value of these securities and/or derivatives was $88,950,343. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2026 were as follows:

Collateralized Loan Obligations	11.1%
Banks	10.0
Commercial Services	7.7
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	6.3
Software	5.3
Entertainment	4.8
Healthcare-Services	3.4
Chemicals	3.0
Retail	3.0
Leisure Time	2.6
Real Estate Investment Trusts (REITs)	2.5
Telecommunications	2.5
Computers	2.3
Insurance	2.1
Commercial Mortgage-Backed Securities	1.9
Machinery-Diversified	1.9
Diversified Financial Services	1.8
Environmental Control	1.7
Packaging & Containers	1.7

Auto Parts & Equipment	1.6%
Pharmaceuticals	1.5
Electric	1.5
Building Materials	1.4
Media	1.4
Internet	1.3
Distribution/Wholesale	1.2
Investment Companies	1.1
Engineering & Construction	1.1
Pipelines	1.0
Residential Mortgage-Backed Securities	0.8
Consumer Services	0.8
Oil, Gas & Consumable Fuels	0.8
U.S. Treasury Obligations	0.8
Airlines	0.7
Aerospace & Defense	0.7
Foods	0.6
Transportation	0.6
Home Furnishings	0.6
Capital Markets	0.6

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 27

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Industry Classification (continued):

Metal Fabricate/Hardware	0.6%
Healthcare-Products	0.5
Holding Companies-Diversified	0.5
Real Estate	0.5
Oil & Gas	0.5
Beverages	0.4
Agriculture	0.4
Cosmetics/Personal Care	0.4
Trading Companies & Distributors	0.4
Health Care Providers & Services	0.3
Semiconductors	0.3
Forest Products & Paper	0.3
Electronics	0.3
Housewares	0.3
Advertising	0.3
Lodging	0.3
Oil & Gas Services	0.3
Electrical Components & Equipment	0.2
Healthcare & Pharmaceuticals	0.2
Home Builders	0.2
Miscellaneous Manufacturing	0.2

Private Equity	0.1%
Biotechnology	0.1
Mining	0.1
Gas	0.1
Affiliated Exchange-Traded Funds	0.1
Gas Utilities	0.1
Food Service	0.1
Other	0.0	*
Wireless Telecommunication Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Interactive Media & Services	0.0	*
IT Services	0.0	*
Food Products	0.0	*

	103.8
Liabilities in excess of other assets	(3.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,389,181	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	325,707		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,108,654
Interest rate contracts	Due from/to broker-variation margin futures	934,234	*	Due from/to broker-variation margin futures	14,989	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,511,467		Unrealized depreciation on OTC swap agreements	212,813

		$7,160,589			$1,336,456

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(175,666)
Foreign exchange contracts	—	1,690,430	—
Interest rate contracts	7,319,364	—	(1,481,356)

Total	$7,319,364	$1,690,430	$(1,657,022)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,997,512
Foreign exchange contracts	—	(1,026,788)	—
Interest rate contracts	2,018,695	—	8,306,152

Total	$2,018,695	$(1,026,788)	$10,303,664

For the six months ended August 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 1,614,813
Futures Contracts - Short Positions (1)	242,958,885
Forward Foreign Currency Exchange Contracts - Purchased (2)	45,641,872
Forward Foreign Currency Exchange Contracts - Sold (2)	88,419,490
Credit Default Swap Agreements - Buy Protection (1)	3,207,600
Credit Default Swap Agreements - Sell Protection (1)	336,051,400
Total Return Swap Agreements (1)	314,555,000

*	Average volume is based on average quarter end balances for the six months ended August 31, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$6,457,842	$(6,457,842)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(212,813)	$(212,813)	$212,813	$—
BNP	1,535,530	(97,910)	1,437,620	(1,222,607)	215,013
BNY	149,950	(728,378)	(578,428)	578,428	—
GSI	—	(244,580)	(244,580)	244,580	—
MSI	2,073,200	(9,212)	2,063,988	(1,926,324)	137,664
SSB	78,494	(28,574)	49,920	—	49,920

	$3,837,174	$(1,321,467)	$2,515,707	$(2,113,110)	$402,597

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 29

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2026

Assets
Investments at value, including securities on loan of $6,457,842:
Unaffiliated investments (cost $2,144,532,381)	$2,098,345,800
Affiliated investments (cost $137,519,237)	137,514,850
Cash	339,097
Foreign currency, at value (cost $372,529)	370,301
Receivable for investments sold	14,245,070
Dividends and interest receivable	12,695,756
Receivable for Fund shares sold	3,855,902
Unrealized appreciation on OTC swap agreements	3,511,467
Unrealized appreciation on OTC forward foreign currency exchange contracts	325,707
Due from broker—variation margin futures	247,192
Unrealized appreciation on unfunded loan commitments	221,443
Prepaid expenses and other assets	117,296

Total Assets	2,271,789,881

Liabilities
Payable for investments purchased	102,589,116
Payable to broker for collateral for securities on loan	6,596,074
Payable for Fund shares purchased	4,899,635
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,108,654
Management fee payable	996,597
Dividends and Distributions payable	968,937
Accrued expenses and other liabilities	627,505
Unrealized depreciation on OTC swap agreements	212,813
Distribution fee payable	76,912
Unrealized depreciation on unfunded loan commitments	48,108
Directors’ fees payable	8,175
Due to broker—variation margin swaps	7,292
Affiliated transfer agent fee payable	3,184

Total Liabilities	118,143,002

Net Assets	$2,153,646,879

Net assets were comprised of:
Common stock, at par	$2,407
Paid-in capital in excess of par	2,608,147,889
Total distributable earnings (loss)	(454,503,417)

Net assets, August 31, 2026	$2,153,646,879

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share, ($215,683,799 ÷ 24,127,050 shares of common stock issued and outstanding)	$8.94
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.15

Class C
Net asset value, offering price and redemption price per share, ($36,707,395 ÷ 4,104,249 shares of common stock issued and outstanding)	$8.94

Class Z
Net asset value, offering price and redemption price per share, ($1,688,204,336 ÷ 188,639,459 shares of common stock issued and outstanding)	$8.95

Class R6
Net asset value, offering price and redemption price per share, ($213,051,349 ÷ 23,804,236 shares of common stock issued and outstanding)	$8.95

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 31

PGIM Floating Rate Income Fund

Statement of Operations (unaudited)

as of August 31, 2026

Net Investment Income (Loss)
Income
Interest income	$69,101,623
Affiliated dividend income	1,407,705
Unaffiliated dividend income	999,166
Income from securities lending, net (including affiliated income of $15,379)	15,893

Total income	71,524,387

Expenses
Management fee	6,631,943
Distribution fee(a)	454,438
Transfer agent’s fees and expenses (including affiliated expense of $9,731)(a)	1,137,728
Custodian and accounting fees	285,188
Registration fees(a)	61,711
Shareholders’ reports	48,385
Audit fee	37,024
Professional fees	18,886
Directors’ fees	17,499
Miscellaneous	153,426

Total expenses	8,846,228
Less: Fee waiver and/or expense reimbursement(a)	(1,222,356)

Net expenses	7,623,872

Net investment income (loss)	63,900,515

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,902))	(1,365,385)
Futures transactions	7,319,364
Forward currency contract transactions	1,690,430
Swap agreement transactions	(1,657,022)
Foreign currency transactions	180,334

6,167,721

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(97,107))	8,404,342
Futures	2,018,695
Forward currency contracts	(1,026,788)
Swap agreements	10,303,664
Foreign currencies	(121,894)
Unfunded loan commitments	434,071

20,012,090

Net gain (loss) on investment and foreign currency transactions	26,179,811

Net Increase (Decrease) In Net Assets Resulting From Operations	$90,080,326

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	261,913	192,525	—	—
Transfer agent’s fees and expenses	102,291	18,517	1,013,477	3,443
Registration fees	11,058	7,104	35,104	8,445
Fee waiver and/or expense reimbursement	(110,504)	(25,117)	(1,026,673)	(60,062)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2026	Year Ended February 28, 2026

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$63,900,515	$168,327,993
Net realized gain (loss) on investment and foreign currency transactions	6,167,721	(48,814,787)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,012,090	(24,512,582)

Net increase (decrease) in net assets resulting from operations	90,080,326	95,000,624

Dividends and Distributions
Distributions from distributable earnings Class A	(6,373,345)	(15,628,397)
Class C	(1,028,187)	(2,913,301)
Class Z	(50,305,679)	(138,117,218)
Class R6	(6,505,243)	(16,417,696)

	(64,212,454)	(173,076,612)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	409,503,104	879,462,828
Net asset value of shares issued in reinvestment of dividends and distributions	58,746,370	160,771,726
Cost of shares purchased	(427,574,020)	(1,343,947,814)

Net increase (decrease) in net assets from Fund share transactions	40,675,454	(303,713,260)

Total increase (decrease)	66,543,326	(381,789,248)

Net Assets:
Beginning of period	2,087,103,553	2,468,892,801

End of period	$2,153,646,879	$2,087,103,553

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 33

PGIM Floating Rate Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.83		$9.11		$9.13		$8.98		$9.51		$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.63		0.72		0.78		0.54		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		(0.26)		-	(b)(c)	0.16		(0.45)		(0.13)
Total from investment operations	0.38		0.37		0.72		0.94		0.09		0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.65)		(0.74)		(0.78)		(0.62)		(0.33)
Tax return of capital distributions	-		-		-		(0.01)		-		-
Total dividends and distributions	(0.27)		(0.65)		(0.74)		(0.79)		(0.62)		(0.33)
Net asset value, end of period	$8.94		$8.83		$9.11		$9.13		$8.98		$9.51
Total Return(d):	4.39%		4.15%		8.25%		11.03%		1.22%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$215,684		$205,800		$222,259		$189,497		$177,406		$221,472
Average net assets (000)	$207,822		$216,868		$199,488		$182,716		$203,544		$132,395
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.96	%(f)(g)	1.01	%(h)(g)	1.10	%(h)	1.00	%(g)	1.00	%(g)	0.95%
Expenses before waivers and/or expense reimbursement	1.07	%(f)	1.11%		1.20%		1.09%		1.11	%(g)	1.07%
Net investment income (loss)	6.05	%(f)	6.99%		7.91%		8.67%		6.01%		3.29%
Portfolio turnover rate(i)	32%		53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.01%, 0.05% and 0.05%, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2026 and years ended February 28/29, 2026, 2024 and 2023, respectively.

(h)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.83		$9.12		$9.14		$8.98		$9.52		$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.56		0.66		0.71		0.48		0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		(0.27)		-	(b)(c)	0.18		(0.47)		(0.14)
Total from investment operations	0.35		0.29		0.66		0.89		0.01		0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.58)		(0.68)		(0.72)		(0.55)		(0.25)
Tax return of capital distributions	-		-		-		(0.01)		-		-
Total dividends and distributions	(0.24)		(0.58)		(0.68)		(0.73)		(0.55)		(0.25)
Net asset value, end of period	$8.94		$8.83		$9.12		$9.14		$8.98		$9.52
Total Return(d):	4.00%		3.26%		7.45%		10.33%		0.36%		1.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,707		$40,415		$47,742		$51,783		$61,349		$69,648
Average net assets (000)	$38,191		$45,260		$49,168		$54,544		$70,642		$45,432
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.71	%(f)(g)	1.77	%(h)(g)	1.84	%(h)	1.75	%(g)	1.76	%(g)	1.70%
Expenses before waivers and/or expense reimbursement	1.84	%(f)	1.89%		1.96%		1.87%		1.90	%(g)	1.84%
Net investment income (loss)	5.31	%(f)	6.25%		7.19%		7.92%		5.32%		2.54%
Portfolio turnover rate(i)	32%		53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.01%, 0.05% and 0.06%, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2026 and years ended February 28/29, 2026, 2024 and 2023, respectively.

(h)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 35

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.83		$9.12		$9.14		$8.99		$9.52		$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.65		0.74		0.80		0.55		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		(0.27)		0.01	(b)	0.17		(0.43)		(0.14)
Total from investment operations	0.40		0.38		0.75		0.97		0.12		0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.67)		(0.77)		(0.81)		(0.65)		(0.35)
Tax return of capital distributions	-		-		-		(0.01)		-		-
Total dividends and distributions	(0.28)		(0.67)		(0.77)		(0.82)		(0.65)		(0.35)
Net asset value, end of period	$8.95		$8.83		$9.12		$9.14		$8.99		$9.52
Total Return(c):	4.64%		4.30%		8.52%		11.30%		1.48%		2.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,688,204		$1,635,822		$1,959,762		$1,542,156		$2,077,632		$3,794,840
Average net assets (000)	$1,575,805		$1,854,319		$1,633,056		$1,605,227		$3,121,921		$1,828,765
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71	%(e)(f)	0.77	%(f)(g)	0.85	%(g)	0.76	%(f)	0.75	%(f)	0.70%
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.89%		0.97%		0.87%		0.88	%(f)	0.81%
Net investment income (loss)	6.30	%(e)	7.25%		8.15%		8.91%		6.06%		3.55%
Portfolio turnover rate(h)	32%		53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.01%, 0.06% and 0.05%, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2026 and years ended February 28/29, 2026, 2024 and 2023, respectively.

(g)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.84		$9.13		$9.14		$8.99		$9.53		$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.66		0.75		0.80		0.58		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		(0.27)		0.01	(b)	0.17		(0.47)		(0.13)
Total from investment operations	0.40		0.39		0.76		0.97		0.11		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.68)		(0.77)		(0.81)		(0.65)		(0.35)
Tax return of capital distributions	-		-		-		(0.01)		-		-
Total dividends and distributions	(0.29)		(0.68)		(0.77)		(0.82)		(0.65)		(0.35)
Net asset value, end of period	$8.95		$8.84		$9.13		$9.14		$8.99		$9.53
Total Return(c):	4.55%		4.35%		8.69%		11.36%		1.42%		2.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$213,051		$205,067		$239,130		$271,216		$350,700		$396,487
Average net assets (000)	$202,144		$218,967		$241,476		$286,529		$428,601		$180,674
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)(f)	0.72	%(f)(g)	0.79	%(g)	0.71	%(f)	0.70	%(f)	0.65%
Expenses before waivers and/or expense reimbursement	0.72	%(e)	0.78%		0.85%		0.77%		0.76	%(f)	0.72%
Net investment income (loss)	6.35	%(e)	7.30%		8.24%		8.97%		6.38%		3.62%
Portfolio turnover rate(h)	32%		53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.01%, 0.06% and 0.05%, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2026 and years ended February 28/29, 2026, 2024 and 2023, respectively.

(g)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 37

PGIM Government Income Fund

Schedule of Investments (unaudited)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.7%

ASSET-BACKED SECURITIES 4.0%

Collateralized Loan Obligations
Ares CLO Ltd.,
Series 2024-72A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.950%(c)	08/31/39	1,000	$1,000,005
Birch Grove CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.093(c)	01/22/38	2,050	2,055,084
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.963(c)	03/15/38	1,500	1,501,356
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.079(c)	10/18/37	1,750	1,751,162
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.915(c)	04/24/38	2,000	1,998,322

TOTAL ASSET-BACKED SECURITIES
(cost $8,308,162)				8,305,929

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.1%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	2,313	2,196,537
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,114	4,824,270
Series 2021-M01G, Class A2	1.517(cc)	11/25/30	2,500	2,193,303
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	7,288,411
Series 2022-M13, Class A2	2.673(cc)	06/25/32	5,000	4,451,593
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	4,942	4,874,885
Series K151, Class A3	3.511	04/25/30	900	866,238
Series K152, Class A2	3.080	01/25/31	375	351,350
Series K512, Class A2	5.000	11/25/28	4,604	4,626,823

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $33,410,691)				31,673,410

CORPORATE BOND 0.2%

Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series RR
(cost $501,863)	4.300	12/15/28	500	497,312

U.S. GOVERNMENT AGENCY OBLIGATIONS 54.2%
Fannie Mae Principal Strips, MTN	4.359(s)	05/15/30	115	97,451
Federal Farm Credit Bank	1.540	02/09/33	170	138,607
Federal Farm Credit Bank	1.680	09/17/35	260	195,636
Federal Farm Credit Bank	1.730	09/22/31	600	517,430
Federal Farm Credit Bank	1.770	02/04/31	1,255	1,106,124
Federal Farm Credit Bank	1.875	02/11/36	100	76,034
Federal Farm Credit Bank	1.900	10/21/30	196	175,168
Federal Farm Credit Bank	2.020	07/02/40	140	93,899
Federal Farm Credit Bank	2.040	03/19/40	1,330	897,587
Federal Farm Credit Bank	2.150	12/01/31	3,430	3,008,747
Federal Farm Credit Bank	2.180	10/21/33	60	49,940
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,357,948
Federal Farm Credit Bank	2.350	03/10/36	365	290,993
Federal Farm Credit Bank	2.400	03/24/36	254	203,787
Federal Farm Credit Bank	2.460	02/05/35	925	757,506
Federal Farm Credit Bank	2.490	05/19/36	300	235,762
Federal Farm Credit Bank	2.500	04/14/36	540	437,671
Federal Farm Credit Bank	2.550	12/21/34	110	91,273
Federal Farm Credit Bank	2.650	02/14/35	45	37,381

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank	4.390%	03/27/29	400	$398,605
Federal Home Loan Bank	1.250(cc)	02/10/31	485	420,642
Federal Home Loan Bank	1.350	02/18/31	130	112,343
Federal Home Loan Bank	1.500	01/27/33	130	105,888
Federal Home Loan Bank	1.750	06/20/31	980	852,094
Federal Home Loan Bank	1.790	12/21/35	1,065	803,423
Federal Home Loan Bank	1.870	02/08/36	35	26,658
Federal Home Loan Bank	1.870	02/08/36	345	259,642
Federal Home Loan Bank	1.900	03/18/37	50	36,477
Federal Home Loan Bank	2.000	09/24/40	65	42,959
Federal Home Loan Bank	2.050	05/12/31	190	168,349
Federal Home Loan Bank	2.090	02/22/36	325	251,008
Federal Home Loan Bank	2.250	05/18/40	180	124,407
Federal Home Loan Bank	2.340	03/26/40	20	14,046
Federal Home Loan Bank	2.470	04/30/40	25	17,814
Federal Home Loan Bank	2.490	03/26/40	30	21,477
Federal Home Loan Bank	2.560	03/16/37	30	23,446
Federal Home Loan Bank	2.590	03/19/40	75	54,843
Federal Home Loan Bank	2.625	06/21/41	50	35,345
Federal Home Loan Bank	3.000	03/17/31	100	93,276
Federal Home Loan Bank	3.000	05/27/31	140	129,323
Federal Home Loan Bank	3.000	02/24/37	50	40,763
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	245,150
MTN	1.300	08/12/30	62	54,420
MTN	1.460	08/17/35	280	206,550
MTN	1.899(s)	11/15/38	1,680	896,375
MTN	2.150	07/13/40	40	27,117
Federal Home Loan Mortgage Corp.	1.310	08/17/33	100	78,735
Federal Home Loan Mortgage Corp.	1.500	01/01/36	124	110,714
Federal Home Loan Mortgage Corp.	1.500	02/01/36	50	44,829
Federal Home Loan Mortgage Corp.	2.000	01/01/32	85	80,554
Federal Home Loan Mortgage Corp.	2.000	07/01/41	216	184,258
Federal Home Loan Mortgage Corp.	2.000	12/01/41	64	55,013
Federal Home Loan Mortgage Corp.	2.000	05/01/50	43	34,094
Federal Home Loan Mortgage Corp.	2.000	12/01/50	59	46,609
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,133	892,544
Federal Home Loan Mortgage Corp.	2.000	06/01/51	932	732,646
Federal Home Loan Mortgage Corp.	2.000	08/01/51	358	281,086
Federal Home Loan Mortgage Corp.	2.000	09/01/51	578	454,053
Federal Home Loan Mortgage Corp.	2.500	05/01/28	91	89,203
Federal Home Loan Mortgage Corp.	2.500	05/01/28	111	109,685
Federal Home Loan Mortgage Corp.	2.500	03/01/30	115	111,103
Federal Home Loan Mortgage Corp.	2.500	10/01/32	140	132,635
Federal Home Loan Mortgage Corp.	2.500	11/01/46	772	652,039
Federal Home Loan Mortgage Corp.	2.500	11/01/50	2,240	1,863,045
Federal Home Loan Mortgage Corp.	3.000	10/01/28	12	12,260
Federal Home Loan Mortgage Corp.	3.000	06/01/29	54	52,732
Federal Home Loan Mortgage Corp.	3.000	12/01/30	111	107,507
Federal Home Loan Mortgage Corp.	3.000	01/01/37	292	272,345
Federal Home Loan Mortgage Corp.	3.000	04/01/43	531	476,532
Federal Home Loan Mortgage Corp.	3.000	07/01/43	559	500,148
Federal Home Loan Mortgage Corp.	3.000	11/01/46	203	178,236
Federal Home Loan Mortgage Corp.	3.000	01/01/47	659	574,465
Federal Home Loan Mortgage Corp.	3.000	04/01/52	1,452	1,239,960
Federal Home Loan Mortgage Corp.	3.500	11/01/37	127	120,056
Federal Home Loan Mortgage Corp.	3.500	06/01/42	366	339,621
Federal Home Loan Mortgage Corp.	3.500	06/01/43	274	253,824
Federal Home Loan Mortgage Corp.	3.500	07/01/43	786	724,109
Federal Home Loan Mortgage Corp.	3.500	07/01/47	897	813,958
Federal Home Loan Mortgage Corp.	3.500	08/01/47	674	611,534

See Notes to Financial Statements.

PGIM Government Income Fund 39

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	63		$57,057
Federal Home Loan Mortgage Corp.	3.500	10/01/49	72		64,615
Federal Home Loan Mortgage Corp.	3.500	06/01/52	1,496		1,328,265
Federal Home Loan Mortgage Corp.	4.000	09/01/26	—(r	)	8
Federal Home Loan Mortgage Corp.	4.000	11/01/39	267		255,008
Federal Home Loan Mortgage Corp.	4.000	09/01/40	166		158,153
Federal Home Loan Mortgage Corp.	4.000	12/01/40	105		100,459
Federal Home Loan Mortgage Corp.	4.000	12/01/40	130		123,927
Federal Home Loan Mortgage Corp.	4.000	04/01/42	219		208,011
Federal Home Loan Mortgage Corp.	4.000	04/01/42	279		265,932
Federal Home Loan Mortgage Corp.	4.000	05/01/46	317		296,108
Federal Home Loan Mortgage Corp.	4.000	08/01/46	107		99,699
Federal Home Loan Mortgage Corp.	4.000	12/01/46	84		78,365
Federal Home Loan Mortgage Corp.	4.000	07/01/47	172		160,051
Federal Home Loan Mortgage Corp.	4.000	08/01/47	62		57,147
Federal Home Loan Mortgage Corp.	4.000	08/01/47	181		167,930
Federal Home Loan Mortgage Corp.	4.000	05/01/52	274		251,190
Federal Home Loan Mortgage Corp.	4.500	09/01/39	349		339,389
Federal Home Loan Mortgage Corp.	4.500	07/01/47	64		60,720
Federal Home Loan Mortgage Corp.	4.500	07/01/47	73		69,823
Federal Home Loan Mortgage Corp.	4.500	08/01/47	205		196,293
Federal Home Loan Mortgage Corp.	4.500	09/01/52	7,359		6,959,882
Federal Home Loan Mortgage Corp.	5.000	06/01/33	166		163,897
Federal Home Loan Mortgage Corp.	5.000	03/01/34	7		7,377
Federal Home Loan Mortgage Corp.	5.000	05/01/34	18		17,816
Federal Home Loan Mortgage Corp.	5.000	05/01/34	93		92,492
Federal Home Loan Mortgage Corp.	5.000	02/01/48	78		76,772
Federal Home Loan Mortgage Corp.	5.000	01/01/53	1,283		1,247,655
Federal Home Loan Mortgage Corp.	5.000	02/01/53	656		638,150
Federal Home Loan Mortgage Corp.	5.500	05/01/37	30		30,637
Federal Home Loan Mortgage Corp.	5.500	01/01/38	24		24,215
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,571		1,569,146
Federal Home Loan Mortgage Corp.	6.000	12/01/33	9		9,299
Federal Home Loan Mortgage Corp.	6.000	09/01/34	52		52,487
Federal Home Loan Mortgage Corp.	6.000	07/01/54	288		291,340
Federal Home Loan Mortgage Corp.	6.500	09/01/32	9		8,953
Federal Home Loan Mortgage Corp.	6.500	09/01/32	15		15,770
Federal Home Loan Mortgage Corp.	7.000	09/01/32	15		16,159
Federal National Mortgage Assoc.	1.050	01/29/31	100		85,607
Federal National Mortgage Assoc.	1.500	02/01/36	144		127,839
Federal National Mortgage Assoc.	1.500	04/01/36	56		49,251
Federal National Mortgage Assoc.	1.500	07/01/36	273		241,662
Federal National Mortgage Assoc.	1.500	09/01/36	285		252,199
Federal National Mortgage Assoc.	1.500	01/01/37	297		263,156
Federal National Mortgage Assoc.	1.500	11/01/50	2,332		1,740,316
Federal National Mortgage Assoc.	1.780	11/16/35	150		113,455
Federal National Mortgage Assoc.	2.000	08/01/31	107		101,307
Federal National Mortgage Assoc.	2.000	05/01/36	893		807,910
Federal National Mortgage Assoc.	2.000	06/01/40	460		395,560
Federal National Mortgage Assoc.	2.000	02/01/41	3,202		2,759,418
Federal National Mortgage Assoc.	2.000	08/01/41	94		80,414
Federal National Mortgage Assoc.	2.000	12/01/41	78		66,728
Federal National Mortgage Assoc.(k)	2.000	10/01/50	9,212		7,270,817
Federal National Mortgage Assoc.	2.500	06/01/28	25		24,739
Federal National Mortgage Assoc.	2.500	08/01/28	54		53,256
Federal National Mortgage Assoc.	2.500	08/01/29	14		13,403
Federal National Mortgage Assoc.	2.500	05/01/41	608		539,610
Federal National Mortgage Assoc.	2.500	06/01/41	939		832,140
Federal National Mortgage Assoc.	2.500	02/01/43	103		88,696
Federal National Mortgage Assoc.	2.500	12/01/46	503		422,330
Federal National Mortgage Assoc.	2.500	01/01/50	1,109		912,944

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	03/01/50	163	$135,580
Federal National Mortgage Assoc.	2.500	03/01/52	1,465	1,203,406
Federal National Mortgage Assoc.	2.500	05/01/52	702	585,980
Federal National Mortgage Assoc.	3.000	01/01/27	8	8,141
Federal National Mortgage Assoc.	3.000	08/01/28	85	83,824
Federal National Mortgage Assoc.	3.000	02/01/31	105	101,498
Federal National Mortgage Assoc.	3.000	11/01/36	103	95,551
Federal National Mortgage Assoc.	3.000	12/01/42	584	522,949
Federal National Mortgage Assoc.	3.000	02/01/43	264	236,898
Federal National Mortgage Assoc.	3.000	03/01/43	230	205,120
Federal National Mortgage Assoc.	3.000	04/01/43	248	221,705
Federal National Mortgage Assoc.	3.000	06/01/43	110	98,566
Federal National Mortgage Assoc.	3.000	06/01/43	218	195,034
Federal National Mortgage Assoc.	3.000	09/01/46	610	533,258
Federal National Mortgage Assoc.	3.000	11/01/46	714	625,203
Federal National Mortgage Assoc.	3.000	01/01/47	86	76,340
Federal National Mortgage Assoc.	3.000	12/01/49	468	403,935
Federal National Mortgage Assoc.	3.500	12/01/30	13	13,230
Federal National Mortgage Assoc.	3.500	11/01/32	485	471,158
Federal National Mortgage Assoc.	3.500	02/01/33	27	26,251
Federal National Mortgage Assoc.	3.500	05/01/33	44	42,816
Federal National Mortgage Assoc.	3.500	10/01/41	505	468,856
Federal National Mortgage Assoc.	3.500	12/01/41	153	141,672
Federal National Mortgage Assoc.	3.500	03/01/42	176	162,925
Federal National Mortgage Assoc.	3.500	05/01/42	659	606,529
Federal National Mortgage Assoc.	3.500	12/01/42	546	504,473
Federal National Mortgage Assoc.	3.500	03/01/43	203	187,533
Federal National Mortgage Assoc.	3.500	06/01/45	1,186	1,078,438
Federal National Mortgage Assoc.	3.500	01/01/46	308	279,716
Federal National Mortgage Assoc.	3.500	12/01/47	13	11,446
Federal National Mortgage Assoc.	3.500	04/01/48	958	862,484
Federal National Mortgage Assoc.	3.500	03/01/52	401	361,046
Federal National Mortgage Assoc.	3.500	04/01/52	1,369	1,215,748
Federal National Mortgage Assoc.	4.000	09/01/40	274	260,883
Federal National Mortgage Assoc.	4.000	01/01/41	353	336,078
Federal National Mortgage Assoc.	4.000	09/01/44	238	224,409
Federal National Mortgage Assoc.	4.000	06/01/47	846	785,601
Federal National Mortgage Assoc.	4.000	06/01/47	911	846,944
Federal National Mortgage Assoc.	4.000	08/01/47	186	172,708
Federal National Mortgage Assoc.	4.000	09/01/47	1,108	1,030,662
Federal National Mortgage Assoc.	4.000	10/01/47	546	507,085
Federal National Mortgage Assoc.	4.000	11/01/47	626	580,717
Federal National Mortgage Assoc.	4.000	01/01/49	762	703,773
Federal National Mortgage Assoc.	4.336(s)	03/17/31	290	233,608
Federal National Mortgage Assoc.	4.500	04/01/41	194	187,962
Federal National Mortgage Assoc.	4.500	05/01/41	214	207,845
Federal National Mortgage Assoc.	4.500	01/01/45	77	74,022
Federal National Mortgage Assoc.	4.500	12/01/47	538	511,208
Federal National Mortgage Assoc.	4.500	06/01/48	111	105,479
Federal National Mortgage Assoc.	4.500	10/01/48	421	400,781
Federal National Mortgage Assoc.	4.500	06/01/52	833	788,302
Federal National Mortgage Assoc.	4.500	07/01/52	960	907,889
Federal National Mortgage Assoc.	5.000	12/01/31	34	33,450
Federal National Mortgage Assoc.	5.000	03/01/34	82	81,316
Federal National Mortgage Assoc.	5.000	07/01/35	37	36,322
Federal National Mortgage Assoc.	5.000	09/01/35	32	31,642
Federal National Mortgage Assoc.	5.000	11/01/35	28	27,373
Federal National Mortgage Assoc.	5.000	05/01/36	14	13,466
Federal National Mortgage Assoc.	5.000	07/01/52	2,240	2,184,570
Federal National Mortgage Assoc.	5.000	03/01/53	1,083	1,052,268
Federal National Mortgage Assoc.	5.000	07/01/56	349	336,486

See Notes to Financial Statements.

PGIM Government Income Fund 41

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	02/01/34	89		$88,668
Federal National Mortgage Assoc.	5.500	09/01/34	170		169,610
Federal National Mortgage Assoc.	5.500	02/01/35	125		125,693
Federal National Mortgage Assoc.	5.500	06/01/35	38		38,197
Federal National Mortgage Assoc.	5.500	06/01/35	60		59,101
Federal National Mortgage Assoc.	5.500	09/01/35	111		110,247
Federal National Mortgage Assoc.	5.500	10/01/35	92		91,762
Federal National Mortgage Assoc.	5.500	11/01/35	49		48,995
Federal National Mortgage Assoc.	5.500	11/01/35	74		74,340
Federal National Mortgage Assoc.	5.500	11/01/36	2		2,505
Federal National Mortgage Assoc.	5.500	10/01/52	313		312,500
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	272
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	50
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	29
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	29
Federal National Mortgage Assoc.	6.000	09/01/34	4		4,016
Federal National Mortgage Assoc.	6.000	09/01/34	7		6,846
Federal National Mortgage Assoc.	6.000	11/01/34	2		2,502
Federal National Mortgage Assoc.	6.000	11/01/34	13		12,918
Federal National Mortgage Assoc.	6.000	03/01/35	2		1,949
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	191
Federal National Mortgage Assoc.	6.000	12/01/35	44		44,952
Federal National Mortgage Assoc.	6.000	01/01/36	111		113,417
Federal National Mortgage Assoc.	6.000	05/01/36	32		32,098
Federal National Mortgage Assoc.	6.000	05/01/36	183		188,870
Federal National Mortgage Assoc.	6.000	09/01/53	1,454		1,475,814
Federal National Mortgage Assoc.	6.500	07/01/32	86		88,862
Federal National Mortgage Assoc.	6.500	08/01/32	45		46,114
Federal National Mortgage Assoc.	6.500	09/01/32	10		10,776
Federal National Mortgage Assoc.	6.500	10/01/32	20		20,459
Federal National Mortgage Assoc.	6.500	10/01/32	101		103,814
Federal National Mortgage Assoc.	6.500	10/01/37	94		98,421
Federal National Mortgage Assoc.	7.000	12/01/31	41		42,581
Federal National Mortgage Assoc.	7.000	09/01/33	41		43,306
Federal National Mortgage Assoc.	7.000	11/01/33	43		45,159
Federal National Mortgage Assoc.	7.000	12/01/53	504		527,294
Freddie Mac Strips	5.389(s)	07/15/32	420		318,900
Government National Mortgage Assoc.	2.000	10/20/51	259		208,281
Government National Mortgage Assoc.	2.500	12/20/46	124		105,785
Government National Mortgage Assoc.	2.500	04/20/52	1,143		956,459
Government National Mortgage Assoc.	3.000	03/15/45	395		348,872
Government National Mortgage Assoc.	3.000	07/20/45	918		812,899
Government National Mortgage Assoc.	3.000	07/20/46	445		391,896
Government National Mortgage Assoc.	3.000	08/20/46	837		739,580
Government National Mortgage Assoc.	3.000	10/20/46	67		59,464
Government National Mortgage Assoc.	3.500	04/20/42	93		85,589
Government National Mortgage Assoc.	3.500	01/20/43	588		540,941
Government National Mortgage Assoc.	3.500	04/20/43	262		240,460
Government National Mortgage Assoc.	3.500	03/20/45	347		315,896
Government National Mortgage Assoc.	3.500	04/20/45	186		169,418
Government National Mortgage Assoc.	3.500	07/20/46	673		604,497
Government National Mortgage Assoc.	3.500	03/20/47	64		58,008
Government National Mortgage Assoc.	3.500	07/20/47	389		348,717
Government National Mortgage Assoc.	3.500	02/20/48	844		756,395
Government National Mortgage Assoc.	3.500	11/20/48	219		196,236
Government National Mortgage Assoc.	3.500	01/20/49	195		175,104
Government National Mortgage Assoc.	3.500	05/20/49	307		274,536
Government National Mortgage Assoc.	4.000	02/20/41	121		113,997
Government National Mortgage Assoc.	4.000	06/20/44	244		229,286
Government National Mortgage Assoc.	4.000	08/20/44	75		70,821
Government National Mortgage Assoc.	4.000	11/20/45	146		135,905

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	11/20/46	132	$122,801
Government National Mortgage Assoc.	4.000	02/20/47	117	108,662
Government National Mortgage Assoc.	4.000	10/20/47	125	114,942
Government National Mortgage Assoc.	4.000	12/20/47	89	82,268
Government National Mortgage Assoc.	4.000	07/20/48	260	239,376
Government National Mortgage Assoc.	4.000	02/20/49	306	281,723
Government National Mortgage Assoc.	4.000	03/20/49	495	456,213
Government National Mortgage Assoc.	4.000	06/20/52	759	697,393
Government National Mortgage Assoc.	4.500	02/20/40	74	71,315
Government National Mortgage Assoc.	4.500	01/20/41	46	44,173
Government National Mortgage Assoc.	4.500	02/20/41	219	212,042
Government National Mortgage Assoc.	4.500	03/20/41	109	105,804
Government National Mortgage Assoc.	4.500	06/20/44	165	158,068
Government National Mortgage Assoc.	4.500	02/20/46	14	13,488
Government National Mortgage Assoc.	4.500	03/20/46	70	66,842
Government National Mortgage Assoc.	4.500	03/20/47	331	316,736
Government National Mortgage Assoc.	4.500	08/20/47	56	53,931
Government National Mortgage Assoc.	4.500	01/20/48	43	40,884
Government National Mortgage Assoc.	4.500	02/20/48	259	248,134
Government National Mortgage Assoc.	4.500	05/20/52	1,458	1,377,885
Government National Mortgage Assoc.	4.500	08/20/52	956	909,286
Government National Mortgage Assoc.	4.500	10/20/52	169	160,675
Government National Mortgage Assoc.	5.000	07/15/33	114	113,322
Government National Mortgage Assoc.	5.000	09/15/33	158	156,494
Government National Mortgage Assoc.	5.000	04/15/34	10	10,186
Government National Mortgage Assoc.	5.000	12/20/54	1,237	1,200,573
Government National Mortgage Assoc.	5.500	02/15/34	90	89,406
Government National Mortgage Assoc.	5.500	02/15/36	57	56,467
Government National Mortgage Assoc.	5.500	09/20/55	1,044	1,037,649
Government National Mortgage Assoc.	6.000	08/20/54	1,787	1,813,754
Government National Mortgage Assoc.	6.000	02/20/55	330	336,075
Government National Mortgage Assoc.	6.500	04/20/53	250	258,671
Government National Mortgage Assoc.	7.000	04/20/55	169	174,208
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	370	384,828
Resolution Funding Corp. Interest Strips, Bonds	2.980(s)	01/15/30	520	445,400
Resolution Funding Corp. Interest Strips, Bonds	3.617(s)	04/15/30	1,025	861,850
Resolution Funding Corp. Interest Strips, Bonds	4.328(s)	10/15/29	40	34,555
Resolution Funding Corp. Principal Strips, Bonds	4.767(s)	01/15/30	4,150	3,564,091
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	182,552

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $121,978,690)				113,587,649

U.S. TREASURY OBLIGATIONS 24.0%
U.S. Treasury Bonds	1.875	02/15/51	8,190	4,336,861
U.S. Treasury Bonds	2.000	08/15/51	1,635	886,732
U.S. Treasury Bonds	3.000	08/15/52	1,070	723,588
U.S. Treasury Bonds	4.125	08/15/53	2,905	2,424,313
U.S. Treasury Bonds	4.750	05/15/55	485	448,777
U.S. Treasury Notes	1.875	02/15/32	1,485	1,295,430
U.S. Treasury Notes	3.750	10/31/32	1,020	975,375
U.S. Treasury Notes	3.750	11/30/32	3,740	3,573,745
U.S. Treasury Notes	4.000	01/31/33	6,870	6,648,335
U.S. Treasury Notes	4.125	04/30/33	895	870,947
U.S. Treasury Notes	4.500	08/31/33	530	526,522
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	490,611
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	1,871,743
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,128,141
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	3,991,664
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	300	77,608
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	3,862,493
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	17,953

See Notes to Financial Statements.

PGIM Government Income Fund 43

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	4.641%(s)	02/15/41	2,460	$1,160,893
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	114,907
U.S. Treasury Strips Coupon	4.728(s)	11/15/42	3,055	1,289,086
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	225,449
U.S. Treasury Strips Coupon	4.791(s)	05/15/43	2,680	1,097,650
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	50,108
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	68,208
U.S. Treasury Strips Coupon	5.050(s)	05/15/44	16,115	6,200,862
U.S. Treasury Strips Coupon	5.103(s)	02/15/44	1,730	675,943
U.S. Treasury Strips Coupon	5.127(s)	08/15/44	600	227,254
U.S. Treasury Strips Coupon	5.348(s)	02/15/45	5,100	1,878,129
U.S. Treasury Strips Coupon(k)	5.458(s)	05/15/40	2,270	1,125,723

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,206,418)				50,265,050

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.2%
Fixed Income
PGIM AAA CLO ETF (cost $6,686,134)(wa)			130,000	6,670,300

TOTAL LONG-TERM INVESTMENTS (cost $227,091,958)				210,999,650

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $1,175,241)(wa)			1,175,241	1,175,241

TOTAL INVESTMENTS 101.3% (cost $228,267,199)				212,174,891
Liabilities in excess of other assets(z) (1.3)%				(2,689,978)

NET ASSETS 100.0%				$209,484,913

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $5,312,441)	5.000%	TBA	10/13/26	$(5,500)	$(5,298,588)

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Futures contracts outstanding at August 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
111	2 Year U.S. Treasury Notes	Dec. 2026	$22,781,016	$(50,635)
60	5 Year U.S. Treasury Notes	Dec. 2026	6,342,188	(25,894)
17	10 Year U.S. Treasury Notes	Dec. 2026	1,830,156	(5,602)
54	10 Year U.S. Ultra Treasury Notes	Dec. 2026	5,908,782	(50,737)
36	30 Year UMBS TBA – 5.5% Coupon	Oct. 2026	3,556,969	(4,964)

				(137,832)

Short Positions:
264	20 Year U.S. Treasury Bonds	Dec. 2026	28,677,000	(64,364)
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2026	990,281	10,557
7	30 Year UMBS TBA – 3.0% Coupon	Oct. 2026	595,930	1,140

				(52,667)

				$(190,499)

Credit default swap agreements outstanding at August 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of France	12/20/30	0.250%(Q)	195	$(871)	$(501)	$(370)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):

Republic of France	12/20/30	0.250%(Q)	195	0.300%	$(291)	$(1,031)	$740	BARC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

See Notes to Financial Statements.

PGIM Government Income Fund 45

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at August 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
3,120	06/11/27	3.058	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(18,407)	$(18,407)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at August 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
850	07/08/28	4.000	%(A)	1 Day SOFR(2)(A)/ 3.680%	$543	$(2,777)	$(3,320)
340	06/01/31	3.886	%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(4,889)	(4,889)
462	06/01/56	4.132	%(A)	1 Day SOFR(1)(A)/ 3.680%	—	4,125	4,125
462	06/04/56	4.127	%(A)	1 Day SOFR(1)(A)/ 3.680%	(385)	4,194	4,579

					$158	$653	$495

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(1,532)	$740	$(370)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$198,188
JPS	—	1,119,772

Total	$—	$1,317,960

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,305,929	$—
Commercial Mortgage-Backed Securities	—	31,673,410	—
Corporate Bond	—	497,312	—
U.S. Government Agency Obligations	—	113,587,649	—
U.S. Treasury Obligations	—	50,265,050	—
Affiliated Exchange-Traded Fund
Fixed Income	6,670,300	—	—
Short-Term Investment
Affiliated Mutual Fund	1,175,241	—	—

Total	$7,845,541	$204,329,350	$—

Other Financial Instruments*
Assets
Futures Contracts	$11,697	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	8,704	—

Total	$11,697	$8,704	$—

Liabilities
Forward Commitment Contract	$—	$(5,298,588)	$—
Futures Contracts	(202,196)	—	—
OTC Credit Default Swap Agreements	—	(1,162)	—
Centrally Cleared Inflation Swap Agreement	—	(18,407)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,209)	—

Total	$(202,196)	$(5,326,366)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2026 were as follows:

U.S. Government Agency Obligations	54.2%
U.S. Treasury Obligations	24.0
Commercial Mortgage-Backed Securities	15.1
Collateralized Loan Obligations	4.0
Affiliated Exchange-Traded Fund	3.2
Affiliated Mutual Fund	0.6

Diversified Financial Services	0.2%

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2026 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Government Income Fund 47

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$1,532
Credit contracts	Unrealized appreciation on OTC swap agreements	740		Unrealized depreciation on OTC swap agreements	370
Interest rate contracts	Due from/to broker-variation margin futures	11,697	*	Due from/to broker-variation margin futures	202,196	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,704	*	Due from/to broker-variation margin swaps	26,616	*

		$21,141			$230,714

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$182
Interest rate contracts	984,493	(4,297)

Total	$984,493	$(4,115)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(305)
Interest rate contracts	47,761	(16,044)

Total	$47,761	$(16,349)

For the six months ended August 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$39,210,017
Futures Contracts - Short Positions (1)	30,232,388
Credit Default Swap Agreements - Buy Protection (1)	195,000
Credit Default Swap Agreements - Sell Protection (1)	195,000
Inflation Swap Agreements (1)	1,040,000
Interest Rate Swap Agreements (1)	1,948,667

*	Average volume is based on average quarter end balances for the six months ended August 31, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2026

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$740	$(1,902)	$(1,162)	$—	$(1,162)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Government Income Fund 49

PGIM Government Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $220,405,824)	$204,329,350
Affiliated investments (cost $7,861,375)	7,845,541
Receivable for investments sold	10,374,760
Dividends and interest receivable	663,804
Due from broker—variation margin futures	135,648
Receivable for Fund shares sold	75,302
Due from broker—variation margin swaps	2,149
Unrealized appreciation on OTC swap agreements	740
Prepaid expenses	38

Total Assets	223,427,332

Liabilities
Payable for investments purchased	8,090,368
Forward commitment contracts, at value (proceeds receivable $5,312,441)	5,298,588
Payable for Fund shares purchased	322,701
Dividends and Distributions payable	66,648
Accrued expenses and other liabilities	64,437
Management fee payable	58,656
Distribution fee payable	26,394
Affiliated transfer agent fee payable	10,203
Directors’ fees payable	2,522
Premiums received for OTC swap agreements	1,532
Unrealized depreciation on OTC swap agreements	370

Total Liabilities	13,942,419

Net Assets	$209,484,913

Net assets were comprised of:
Common stock, at par	$269
Paid-in capital in excess of par	319,044,819
Total distributable earnings (loss)	(109,560,175)

Net assets, August 31, 2026	$209,484,913

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share, ($106,683,658 ÷ 13,687,898 shares of common stock issued and outstanding)	$7.79
Maximum sales charge (3.25% of offering price)	0.26

Maximum offering price to public	$8.05

Class C
Net asset value, offering price and redemption price per share, ($1,673,380 ÷ 214,169 shares of common stock issued and outstanding)	$7.81

Class R
Net asset value, offering price and redemption price per share, ($4,604,688 ÷ 589,807 shares of common stock issued and outstanding)	$7.81

Class Z
Net asset value, offering price and redemption price per share, ($51,433,451 ÷ 6,610,245 shares of common stock issued and outstanding)	$7.78

Class R6
Net asset value, offering price and redemption price per share, ($45,089,736 ÷ 5,800,257 shares of common stock issued and outstanding)	$7.77

See Notes to Financial Statements.

PGIM Government Income Fund 51

PGIM Government Income Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2026

Net Investment Income (Loss)
Income
Interest income	$4,496,565
Affiliated dividend income	133,052

Total income	4,629,617

Expenses
Management fee	515,189
Distribution fee(a)	170,480
Transfer agent’s fees and expenses (including affiliated expense of $34,238)(a)	122,665
Custodian and accounting fees	26,911
Registration fees(a)	24,801
Audit fee	21,852
Professional fees	20,260
Shareholders’ reports	14,914
Directors’ fees	6,082
Miscellaneous	18,543

Total expenses	941,697
Less: Fee waiver and/or expense reimbursement(a)	(144,227)
Distribution fee waiver(a)	(6,017)

Net expenses	791,453

Net investment income (loss)	3,838,164

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(2,634,288)
Futures transactions	984,493
Swap agreement transactions	(4,115)

(1,653,910)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(22,456))	(7,764,004)
Futures	47,761
Swap agreements	(16,349)

(7,732,592)

Net gain (loss) on investment transactions	(9,386,502)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(5,548,338)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	143,445	8,984	18,051	—	—
Transfer agent’s fees and expenses	89,204	2,544	3,503	26,218	1,196
Registration fees	6,941	4,026	3,042	5,699	5,093
Fee waiver and/or expense reimbursement	(56,770)	(889)	(2,382)	(54,649)	(29,537)
Distribution fee waiver	—	—	(6,017)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,838,164	$7,690,604
Net realized gain (loss) on investment transactions	(1,653,910)	(5,123,289)
Net change in unrealized appreciation (depreciation) on investments	(7,732,592)	10,584,405

Net increase (decrease) in net assets resulting from operations	(5,548,338)	13,151,720

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,017,025)	(4,252,911)
Class C	(20,105)	(56,262)
Class R	(76,174)	(154,149)
Class Z	(998,060)	(1,814,139)
Class R6	(922,693)	(1,859,276)

	(4,034,057)	(8,136,737)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	23,638,533	33,787,312
Net asset value of shares issued in reinvestment of dividends and distributions	3,653,940	7,460,416
Cost of shares purchased	(29,066,393)	(73,804,332)

Net increase (decrease) in net assets from Fund share transactions	(1,773,920)	(32,556,604)

Total increase (decrease)	(11,356,315)	(27,541,621)

Net Assets:
Beginning of period	220,841,228	248,382,849

End of period	$209,484,913	$220,841,228

See Notes to Financial Statements.

PGIM Government Income Fund  53

PGIM Government Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2026		2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.15		$7.95	$7.80	$7.90	$9.08	$9.86
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26	0.25	0.22	0.15	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)		0.21	0.17	(0.07)	(1.14)	(0.53)
Total from investment operations	(0.22)		0.47	0.42	0.15	(0.99)	(0.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.27)	(0.25)	(0.19)	(0.16)
Distributions from net realized gains	-		-	-	-	-	(0.16)
Total dividends and distributions	(0.14)		(0.27)	(0.27)	(0.25)	(0.19)	(0.32)
Net asset value, end of period	$7.79		$8.15	$7.95	$7.80	$7.90	$9.08
Total Return(b):	(2.70)%		6.05%	5.47%	1.88%	(10.90)%	(4.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106,684		$122,006	$133,417	$146,542	$185,497	$217,848
Average net assets (000)	$113,820		$124,981	$141,430	$170,802	$188,326	$244,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.87%	1.06%	1.08%	0.98%
Expenses before waivers and/or expense reimbursement	0.99	%(d)	0.98%	0.95%	1.11%	1.13%	1.02%
Net investment income (loss)	3.33	%(d)	3.21%	3.21%	2.87%	1.84%	0.74%
Portfolio turnover rate(e)(f)	93%		139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,	Year Ended February 28/29,

	2026	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.17	$7.97	$7.82	$7.92	$9.10	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.16 (b)	0.16 (b)	0.16	0.06	(0.01	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)	0.22 (c)	0.17 (c)	(0.08)	(1.13)	(0.53)
Total from investment operations	(0.27)	0.38	0.33	0.08	(1.07)	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.18)	(0.18)	(0.18)	(0.11)	(0.08)
Distributions from net realized gains	-	-	-	-	-	(0.16)
Total dividends and distributions	(0.09)	(0.18)	(0.18)	(0.18)	(0.11)	(0.24)
Net asset value, end of period	$7.81	$8.17	$7.97	$7.82	$7.92	$9.10
Total Return(d):	(3.32)%	4.82%	4.28%	0.97%	(11.79)%	(5.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,673	$1,990	$2,912	$3,622	$3,554	$6,098
Average net assets (000)	$1,782	$2,521	$3,240	$3,805	$4,311	$8,379
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.20%(f)	2.05%	2.00%	1.95%	2.11%	1.81%
Expenses before waivers and/or expense reimbursement	2.30%(f)	2.14%	2.08%	2.00%	2.16%	1.85%
Net investment income (loss)	2.02%(f)	2.05%	2.08%	1.98%	0.78%	(0.09)%
Portfolio turnover rate(g)(h)	93%	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 55

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,	Year Ended February 28/29,

	2026	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.16	$7.97	$7.82	$7.91	$9.09	$9.87
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.23	0.22	0.21	0.13	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	0.20	0.17	(0.07)	(1.14)	(0.52)
Total from investment operations	(0.22)	0.43	0.39	0.14	(1.01)	(0.48)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.24)	(0.24)	(0.23)	(0.17)	(0.14)
Distributions from net realized gains	-	-	-	-	-	(0.16)
Total dividends and distributions	(0.13)	(0.24)	(0.24)	(0.23)	(0.17)	(0.30)
Net asset value, end of period	$7.81	$8.16	$7.97	$7.82	$7.91	$9.09
Total Return(b):	(2.75)%	5.56%	5.08%	1.80%	(11.12)%	(5.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,605	$5,111	$5,128	$6,504	$6,586	$8,465
Average net assets (000)	$4,774	$5,024	$5,675	$6,416	$7,218	$10,282
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%(d)	1.23%	1.23%	1.25%	1.35%	1.28%
Expenses before waivers and/or expense reimbursement	1.59%(d)	1.57%	1.56%	1.55%	1.65%	1.57%
Net investment income (loss)	2.98%(d)	2.87%	2.86%	2.68%	1.56%	0.44%
Portfolio turnover rate(e)(f)	93%	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,	Year Ended February 28/29,

	2026	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.13	$7.94	$7.79	$7.89	$9.06	$9.84
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.29	0.28	0.27	0.21	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)	0.20	0.17	(0.08)	(1.14)	(0.53)
Total from investment operations	(0.19)	0.49	0.45	0.19	(0.93)	(0.41)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.30)	(0.30)	(0.29)	(0.24)	(0.21)
Distributions from net realized gains	-	-	-	-	-	(0.16)
Total dividends and distributions	(0.16)	(0.30)	(0.30)	(0.29)	(0.24)	(0.37)
Net asset value, end of period	$7.78	$8.13	$7.94	$7.79	$7.89	$9.06
Total Return(b):	(2.39)%	6.36%	5.89%	2.45%	(10.27)%	(4.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,433	$43,098	$54,292	$112,247	$250,587	$128,655
Average net assets (000)	$50,455	$47,584	$77,088	$199,984	$179,454	$163,472
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48%(d)	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	0.69%(d)	0.70%	0.69%	0.66%	0.64%	0.61%
Net investment income (loss)	3.75%(d)	3.62%	3.62%	3.42%	2.53%	1.23%
Portfolio turnover rate(e)(f)	93%	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 57

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,	Year Ended February 28/29,

	2026	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.13	$7.93	$7.78	$7.88	$9.05	$9.83
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.29	0.28	0.27	0.20	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)	0.21	0.17	(0.08)	(1.13)	(0.53)
Total from investment operations	(0.20)	0.50	0.45	0.19	(0.93)	(0.41)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.30)	(0.30)	(0.29)	(0.24)	(0.21)
Distributions from net realized gains	-	-	-	-	-	(0.16)
Total dividends and distributions	(0.16)	(0.30)	(0.30)	(0.29)	(0.24)	(0.37)
Net asset value, end of period	$7.77	$8.13	$7.93	$7.78	$7.88	$9.05
Total Return(b):	(2.39)%	6.37%	5.90%	2.46%	(10.28)%	(4.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,090	$48,638	$52,633	$65,360	$83,613	$94,271
Average net assets (000)	$46,610	$48,606	$58,797	$77,396	$82,904	$106,410
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.60%(d)	0.60%	0.58%	0.55%	0.56%	0.54%
Net investment income (loss)	3.75%(d)	3.63%	3.62%	3.45%	2.45%	1.25%
Portfolio turnover rate(e)(f)	93%	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Floating Rate Income Fund and PGIM Government Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Floating Rate Income Fund (“Floating Rate Income”)	The primary objective is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.
PGIM Government Income Fund (“Government Income”)	High current return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to the Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; an assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst, media, or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions

Notes to Financial Statements (unaudited) (continued)

involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Funds to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Floating Rate Income Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Funds. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations.

Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt

Notes to Financial Statements (unaudited) (continued)

securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on interest income, dividends, capital gains on investments, or certain foreign currency transactions by certain countries in which it invests. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on dividends are presented as “Foreign withholding tax”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) or change in unrealized appreciation (depreciation) on securities on the accompanying Statement of Operations. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Certain Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention if more likely than not the Fund will receive the reclaim back in accordance with ASC 740. Any professional fees associated with recovery of foreign withholding taxes are recorded as an expense within the Professional fees line item on the Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Notes to Financial Statements (unaudited) (continued)

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its investment group PGIM Credit, and in the case of Floating Rate Income Fund, PGIM Limited (collectively the “subadviser”). In 2025, PGIM Fixed Income and PGIM Private Credit (formerly known as PGIM Private Capital) were combined to form PGIM Credit. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Floating Rate Income	0.65% on average daily net assets up to and including $5 billion; 0.625% on average daily net assets exceeding $5 billion.	0.65%

Government Income	0.470% on average daily net assets up to $1 billion; 0.420% on average daily net assets from $1 billion to $2 billion; 0.320% on average daily net assets from $2 billion to $3 billion; 0.270% on average daily net assets over $3 billion.	0.47

The Manager has contractually agreed, through June 30, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements as indicated in the table below. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Floating Rate Income - Class A	0.95%

Floating Rate Income - Class C	1.70

Floating Rate Income - Class Z	0.70

Floating Rate Income - Class R6	0.65

Government Income - Class A	—

Government Income - Class C	—

Government Income - Class R	—

Government Income - Class Z	0.48

Government Income - Class R6	0.47

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2027 to limit such fees on certain classes of the Government Income Fund based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Floating Rate Income - Class A	0.25%	0.25%

Floating Rate Income - Class C	1.00	1.00

Floating Rate Income - Class Z	N/A	N/A

Floating Rate Income - Class R6	N/A	N/A

Government Income - Class A	0.25	0.25

Government Income - Class C	1.00	1.00

Government Income - Class R	0.75	0.50

Government Income - Class Z	N/A	N/A

Government Income - Class R6	N/A	N/A

For the reporting period ended August 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Floating Rate Income - Class A	$42,907	$3,478

Floating Rate Income - Class C	—	2,379

Government Income - Class A	3,928	1,990

Government Income - Class C	—	99

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Floating Rate Income	$679,209,989	$647,214,680
Government Income	164,699,709	167,327,470

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2026, is presented as follows:

Floating Rate Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Active High Yield Bond ETF
$ 3,560,000	$—	$863,000	$(97,446)	$(5,305)	$2,594,249	75,000	$118,777		$—

PGIM Floating Rate Income ETF
78,176	—	—	1,202	—	79,378	1,597	2,662		—
$ 3,638,176	$—	$863,000	$(96,244)	$(5,305)	$2,673,627		$121,439		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)
24,014,589	397,331,671	293,130,336	—	—	128,215,924	128,215,924	1,286,266		—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wa)
14,044,131	32,656,607	40,073,979	(863)	(597)	6,625,299	6,630,603	15,379	(1)	—
$38,058,720	$429,988,278	$333,204,315	$(863)	$(597)	$134,841,223		$1,301,645		$—
$41,696,896	$429,988,278	$334,067,315	$(97,107)	$(5,902)	$137,514,850		$1,423,084		$—

Government Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ 1,544,100	$5,148,656	$—	$(22,456)	$—	$6,670,300	130,000	$61,051	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)
$10,095,913	$49,551,658	$58,472,330	$—	$—	$1,175,241	1,175,241	$72,001	$—
$11,640,013	$54,700,314	$58,472,330	$(22,456)	$—	$7,845,541		$133,052	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Floating Rate Income	$2,282,145,934	$46,638,228	$(86,926,044)	$(40,287,816)
Government Income	222,965,527	447,855	(16,746,652)	(16,298,797)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Floating Rate Income	$417,137,000	$—
Government Income	88,241,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2026 are subject to such review.

7.	Capital and Ownership

The Floating Rate Income Fund offers Class A, Class C, Class Z and Class R6 shares. The Government Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for the Floating Rate Income Fund and 3.25% for the Government Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Floating Rate Income - Class A	150,000,000
Floating Rate Income - Class C	100,000,000
Floating Rate Income - Class Z	2,000,000,000
Floating Rate Income - Class R6	1,000,000,000
Government Income - Class A	230,000,000
Government Income - Class B	5,000,000
Government Income - Class C	495,000,000
Government Income - Class R	500,000,000
Government Income - Class Z	500,000,000
Government Income - Class T	270,000,000
Government Income - Class R6	500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Floating Rate Income–Class Z	39,449	0.1%
Government Income–Class R	127	0.1
Government Income–Class Z	3,225	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Floating Rate Income	—	—%
Government Income	—	—
Unaffiliated:
Floating Rate Income	7	75.1
Government Income	5	55.7

Transactions in shares of common stock were as follows:

Floating Rate Income:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2026:

Shares sold	2,704,859	$24,050,022

Shares issued in reinvestment of dividends and distributions	701,061	6,227,251

Shares purchased	(2,772,290)	(24,603,322)

Net increase (decrease) in shares outstanding before conversion	633,630	5,673,951

Shares issued upon conversion from other share class(es)	407,601	3,621,740

Shares purchased upon conversion into other share class(es)	(233,007)	(2,073,625)

Net increase (decrease) in shares outstanding	808,224	$7,222,066

Year ended February 28, 2026:

Shares sold	7,050,713	$63,415,300

Shares issued in reinvestment of dividends and distributions	1,695,622	15,222,261

Shares purchased	(10,040,711)	(90,110,422)

Net increase (decrease) in shares outstanding before conversion	(1,294,376)	(11,472,861)

Shares issued upon conversion from other share class(es)	720,680	6,469,325

Shares purchased upon conversion into other share class(es)	(492,541)	(4,415,073)

Net increase (decrease) in shares outstanding	(1,066,237)	$(9,418,609)

Class C

Six months ended August 31, 2026:

Shares sold	286,824	$2,552,692

Shares issued in reinvestment of dividends and distributions	110,604	982,817

Shares purchased	(648,004)	(5,755,306)

Net increase (decrease) in shares outstanding before conversion	(250,576)	(2,219,797)

Shares purchased upon conversion into other share class(es)	(222,331)	(1,977,194)

Net increase (decrease) in shares outstanding	(472,907)	$(4,196,991)

Year ended February 28, 2026:

Shares sold	860,362	$7,750,059

Shares issued in reinvestment of dividends and distributions	311,659	2,799,649

Shares purchased	(1,498,664)	(13,457,178)

Net increase (decrease) in shares outstanding before conversion	(326,643)	(2,907,470)

Floating Rate Income (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(331,860)	$(2,980,828)

Net increase (decrease) in shares outstanding	(658,503)	$(5,888,298)

Class Z

Six months ended August 31, 2026:

Shares sold	40,142,259	$357,313,783

Shares issued in reinvestment of dividends and distributions	5,414,727	48,150,006

Shares purchased	(42,062,145)	(373,135,844)

Net increase (decrease) in shares outstanding before conversion	3,494,841	32,327,945

Shares issued upon conversion from other share class(es)	239,222	2,131,129

Shares purchased upon conversion into other share class(es)	(247,437)	(2,201,246)

Net increase (decrease) in shares outstanding	3,486,626	$32,257,828

Year ended February 28, 2026:

Shares sold	86,162,042	$775,446,473

Shares issued in reinvestment of dividends and distributions	14,874,053	133,664,487

Shares purchased	(130,474,370)	(1,168,696,351)

Net increase (decrease) in shares outstanding before conversion	(29,438,275)	(259,585,391)

Shares issued upon conversion from other share class(es)	575,459	5,168,793

Shares purchased upon conversion into other share class(es)	(766,232)	(6,901,275)

Net increase (decrease) in shares outstanding	(29,629,048)	$(261,317,873)

Class R6

Six months ended August 31, 2026:

Shares sold	2,872,955	$25,586,607

Shares issued in reinvestment of dividends and distributions	380,649	3,386,296

Shares purchased	(2,713,656)	(24,079,548)

Net increase (decrease) in shares outstanding before conversion	539,948	4,893,355

Shares issued upon conversion from other share class(es)	59,341	528,982

Shares purchased upon conversion into other share class(es)	(3,347)	(29,786)

Net increase (decrease) in shares outstanding	595,942	$5,392,551

Year ended February 28, 2026:

Shares sold	3,649,654	$32,850,996

Shares issued in reinvestment of dividends and distributions	1,010,781	9,085,329

Shares purchased	(7,951,838)	(71,683,863)

Net increase (decrease) in shares outstanding before conversion	(3,291,403)	(29,747,538)

Shares issued upon conversion from other share class(es)	321,897	2,908,076

Shares purchased upon conversion into other share class(es)	(27,455)	(249,018)

Net increase (decrease) in shares outstanding	(2,996,961)	$(27,088,480)

Government Income:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2026:

Shares sold	254,366	$2,018,727

Shares issued in reinvestment of dividends and distributions	242,894	1,916,661

Shares purchased	(1,759,953)	(13,908,738)

Net increase (decrease) in shares outstanding before conversion	(1,262,693)	(9,973,350)

Shares issued upon conversion from other share class(es)	11,090	88,045

Shares purchased upon conversion into other share class(es)	(37,091)	(294,390)

Net increase (decrease) in shares outstanding	(1,288,694)	$(10,179,695)

Year ended February 28, 2026:

Shares sold	668,616	$5,334,399

Shares issued in reinvestment of dividends and distributions	506,187	4,041,947

Shares purchased	(2,914,637)	(23,182,502)

Notes to Financial Statements (unaudited) (continued)

Government Income (cont’d.):

Share Class	Shares	Amount

Net increase (decrease) in shares outstanding before conversion	(1,739,834)	$(13,806,156)

Shares issued upon conversion from other share class(es)	71,052	566,266

Shares purchased upon conversion into other share class(es)	(130,128)	(1,036,881)

Net increase (decrease) in shares outstanding	(1,798,910)	$(14,276,771)

Class C

Six months ended August 31, 2026:

Shares sold	2,101	$16,794

Shares issued in reinvestment of dividends and distributions	2,539	20,083

Shares purchased	(25,880)	(206,529)

Net increase (decrease) in shares outstanding before conversion	(21,240)	(169,652)

Shares purchased upon conversion into other share class(es)	(8,178)	(65,015)

Net increase (decrease) in shares outstanding	(29,418)	$(234,667)

Year ended February 28, 2026:

Shares sold	30,770	$247,104

Shares issued in reinvestment of dividends and distributions	7,031	56,250

Shares purchased	(113,506)	(909,784)

Net increase (decrease) in shares outstanding before conversion	(75,705)	(606,430)

Shares purchased upon conversion into other share class(es)	(45,876)	(366,880)

Net increase (decrease) in shares outstanding	(121,581)	$(973,310)

Class R

Six months ended August 31, 2026:

Shares sold	11,701	$93,186

Shares issued in reinvestment of dividends and distributions	9,622	76,038

Shares purchased	(57,812)	(460,498)

Net increase (decrease) in shares outstanding	(36,489)	$(291,274)

Year ended February 28, 2026:

Shares sold	67,297	$535,783

Shares issued in reinvestment of dividends and distributions	19,240	153,902

Shares purchased	(103,910)	(826,122)

Net increase (decrease) in shares outstanding	(17,373)	$(136,437)

Class Z

Six months ended August 31, 2026:

Shares sold	2,114,592	$16,723,479

Shares issued in reinvestment of dividends and distributions	91,815	722,715

Shares purchased	(926,196)	(7,290,143)

Net increase (decrease) in shares outstanding before conversion	1,280,211	10,156,051

Shares issued upon conversion from other share class(es)	34,259	270,883

Shares purchased upon conversion into other share class(es)	(3,889)	(30,846)

Net increase (decrease) in shares outstanding	1,310,581	$10,396,088

Year ended February 28, 2026:

Shares sold	2,609,870	$20,707,552

Shares issued in reinvestment of dividends and distributions	170,403	1,356,686

Shares purchased	(4,346,982)	(34,340,414)

Net increase (decrease) in shares outstanding before conversion	(1,566,709)	(12,276,176)

Shares issued upon conversion from other share class(es)	66,357	528,798

Government Income (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(38,491)	$(304,181)

Net increase (decrease) in shares outstanding	(1,538,843)	$(12,051,559)

Class R6

Six months ended August 31, 2026:

Shares sold	604,809	$4,786,347

Shares issued in reinvestment of dividends and distributions	116,736	918,443

Shares purchased	(911,298)	(7,200,485)

Net increase (decrease) in shares outstanding before conversion	(189,753)	(1,495,695)

Shares issued upon conversion from other share class(es)	14,503	114,679

Shares purchased upon conversion into other share class(es)	(10,608)	(83,356)

Net increase (decrease) in shares outstanding	(185,858)	$(1,464,372)

Year ended February 28, 2026:

Shares sold	873,313	$6,962,474

Shares issued in reinvestment of dividends and distributions	232,521	1,851,631

Shares purchased	(1,832,749)	(14,545,510)

Net increase (decrease) in shares outstanding before conversion	(726,915)	(5,731,405)

Shares issued upon conversion from other share class(es)	87,711	695,120

Shares purchased upon conversion into other share class(es)	(10,274)	(82,242)

Net increase (decrease) in shares outstanding	(649,478)	$(5,118,527)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 – 9/24/2026
Total Commitment	Tranche A: $1,200,000,000 Tranche B: $75,000,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*

Only Floating Rate Income Fund and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Subsequent to the reporting period end, the SCA has been renewed and effective September 25, 2026 through September 23, 2027 will provide a commitment of $1,275,000,000, of which $1,200,000,000 (“Tranche A”) will be available for all Participating Funds, and of which $75,000,000 (“Tranche B”) will be solely available to the Floating Rate Income and one other fund (the “Floating Rate Funds”). The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the Tranche A SCA and the commitment fee allocated to the Floating Rate Funds will be 0.15% of the unused portion of the Tranche B SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the reporting period ended August 31, 2026. The average balance outstanding is for

Notes to Financial Statements (unaudited) (continued)

the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at August 31, 2026
Floating Rate Income	$26,981,818	4.74%	22	$51,732,000	$—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Floating Rate Income	Government Income
Adjustable and Floating Rate Securities	X	–
Collateralized Loan Obligations (“CLOs”)	X	–
Covenant-Life	X	–
Credit	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	–
Floating Rate and Other Loans	X	–
Foreign Securities	X	–
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	–
Large Shareholder and Large Scale Redemption	X	X
Leverage	X	–
Liquidity	X	–
Loan Liquidity and Settlement	X	–
Management	X	–
Market Disruption and Geopolitical	X	X
Market	X	X
Mortgage-Backed and Asset-Backed Securities	–	X
Portfolio Turnover	X	X
U.S. Government and Agency Securities	–	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability to satisfy shareholder redemption requests.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, will depend on the ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Funds and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Appropriate derivatives may not be available in all circumstances for risk management or other purposes for which the Fund seeks to use them. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives can make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. Legislation passed in the U.S. could cause securities of a foreign issuer to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. A Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to

Notes to Financial Statements (unaudited) (continued)

restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. Additionally, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

In addition, Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, fee waivers or expense limitations (if applicable) change, or the Fund incurs more expenses than expected. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Interest Rate Risk: The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) may cause fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by its subadviser. In addition, an economic downturn or period of rising interest rates could adversely affect the market for fixed-income securities and reduce the Fund’s ability to sell such securities at desirable times or prices, which could negatively impact the performance of the Fund.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Notes to Financial Statements (unaudited) (continued)

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Underlying Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Recent Accounting Pronouncement and Regulatory Developments

In September 2026, the FASB issued Accounting Standards Update (ASU) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The ASU requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. The guidance is effective for fiscal years beginning after December 15, 2027, with early adoption permitted.

Management is currently evaluating the impact of adopting this guidance on its financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Floating Rate Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Credit investment group (“PGIM Credit”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Credit, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Credit. The Board noted that PGIML and PGIM Credit are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Credit, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Credit, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Credit portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Credit’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Credit. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Credit.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Credit, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Credit under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Credit

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Credit and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its

Visit our website at pgim.com/investments

reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Credit included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Credit were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed over the other periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2027.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements

PGIM Government Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Credit investment group (“PGIM Credit”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Credit unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Credit. The Board noted that PGIM Credit is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Visit our website at pgim.com/investments

PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Credit, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Credit, and also considered the qualifications, backgrounds and responsibilities of PGIM Credit’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Credit’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Credit. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Credit.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Credit, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Credit under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Credit

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Credit and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Credit included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Credit were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the other periods.
●	The Board also noted that the Fund ranked in the first quartile of its peer group for the year-to-date, one- and three-year periods ended March 31, 2026, on a net basis.
●

PGIM Investments has contractually agreed, through June 30, 2027, to limit (exclusive of certain fees and expenses) total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares and 0.47% of average daily net assets for Class R6 shares.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	– Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	– Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2026